American
     Express(R)
Life Insurance

                          IDS Life of New York
                          Variable Second-To-Die
                          Life Insurance

                          2004 Annual Report

                          Issued by:
                          IDS Life Insurance Company of New York

Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of segregated asset subaccounts of IDS Life of New York Account 8 - IDS Life of New York Variable Second-To-Die Life Insurance (comprised of 46 subaccounts of IDS Life of New York Account 8, referred to in Note 1) as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of IDS Life of New York Account 8 - IDS Life of New York Variable Second-To-Die Life Insurance's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of IDS Life of New York Account 8 - IDS Life of New York Variable Second-To-Die Life Insurance's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life of New York Account 8 - IDS Life of New York Variable Second-To-Die Life Insurance at December 31, 2004, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                       /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 31, 2005

--------------------------------------------------------------------------------
1  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL
   REPORT

Statements of Assets and Liabilities

                                                                               Segregated Asset Subaccounts
                                                       ----------------------------------------------------------------------------
                                                         AXP VP           AXP VP           AXP VP          AXP VP          AXP VP
December 31, 2004                                       Cash Mgmt        Div Bond        Div Eq Inc      Global Bond         Gro
Assets
Investments, at value(1),(2)                           $4,627,977       $9,527,306       $6,867,295      $1,096,660      $1,150,810
Dividends receivable                                        6,044           35,639               --           3,092              --
Accounts receivable from IDS Life of New York for
 contract purchase payments                                10,458               --           18,429           2,825              --
Receivable for share redemptions                               --               --               --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                            4,644,479        9,562,945        6,885,724       1,102,577       1,150,810
===================================================================================================================================

Liabilities
Payable to IDS Life of New York for:
   Mortality and expense risk fee                           3,659            7,252            5,126             821             868
   Contract terminations                                       --              312               --              --           1,345
Payable for investments purchased                              --               --               --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           3,659            7,564            5,126             821           2,213
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
 in accumulation period                                $4,640,820       $9,555,381       $6,880,598      $1,101,756      $1,148,597
===================================================================================================================================
(1) Investment shares                                   4,629,638          894,883          529,952          94,331         182,844
(2) Investments, at cost                               $4,627,977       $9,385,425       $5,603,204      $1,008,269      $1,032,636
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Segregated Asset Subaccounts
                                                       ----------------------------------------------------------------------------
                                                         AXP VP
                                                        Hi Yield          AXP VP           AXP VP          AXP VP          AXP VP
December 31, 2004 (continued)                             Bond           Lg Cap Eq         Managed         New Dim         S&P 500
Assets
Investments, at value(1),(2)                           $2,843,100      $39,577,881      $29,679,923      $6,429,723      $4,442,243
Dividends receivable                                       14,922               --               --              --              --
Accounts receivable from IDS Life of New York for
 contract purchase payments                                 2,231               --               --           7,720              --
Receivable for share redemptions                               --               --               --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                            2,860,253       39,577,881       29,679,923       6,437,443       4,442,243
===================================================================================================================================

Liabilities
Payable to IDS Life of New York for:
   Mortality and expense risk fee                           2,144           30,220           22,697           4,849           3,374
   Contract terminations                                       --           24,809           15,174              --           3,661
Payable for investments purchased                              --               --               --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           2,144           55,029           37,871           4,849           7,035
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
 in accumulation period                                $2,858,109      $39,522,852      $29,642,052      $6,432,594      $4,435,208
===================================================================================================================================
(1) Investment shares                                     416,289        1,890,313        1,966,802         410,283         538,140
(2) Investments, at cost                               $2,646,311      $37,305,895      $27,625,912      $6,027,736      $3,887,196
-----------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
2  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL
   REPORT

Statements of Assets and Liabilities

                                                                               Segregated Asset Subaccounts
                                                       ----------------------------------------------------------------------------
                                                         AXP VP          AXP VP           AXP VP          AXP VP          AXP VP
                                                          Short          Sm Cap          Strategy          THDL            THDL
December 31, 2004 (continued)                           Duration           Adv             Aggr          Emer Mkts         Intl
Assets
Investments, at value(1),(2)                           $2,762,614      $1,092,093         $230,886        $429,492      $13,056,663
Dividends receivable                                        6,017              --               --              --               --
Accounts receivable from IDS Life of New York for
 contract purchase payments                                    86             998               --           1,367               --
Receivable for share redemptions                               --              --               --              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                            2,768,717       1,093,091          230,886         430,859       13,056,663
===================================================================================================================================

Liabilities
Payable to IDS Life of New York for:
   Mortality and expense risk fee                           2,092             818              175             317            9,933
   Contract terminations                                       --              --            1,463              --            8,973
Payable for investments purchased                              --              --               --              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           2,092             818            1,638             317           18,906
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
 in accumulation period                                $2,766,625      $1,092,273         $229,248        $430,542      $13,037,757
===================================================================================================================================
(1) Investment shares                                     268,988          74,949           28,857          37,154        1,354,057
(2) Investments, at cost                               $2,794,131      $  885,728         $213,783        $385,005      $11,452,685
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Segregated Asset Subaccounts
                                                       ----------------------------------------------------------------------------
                                                         AIM VI          AIM VI           AIM VI
                                                        Cap Appr,       Cap Dev,         Core Eq,          AC VP           AC VP
December 31, 2004 (continued)                             Ser I           Ser I           Ser I         Intl, Cl I       Val, Cl I
Assets
Investments, at value(1),(2)                             $466,280        $559,370      $20,734,869      $1,459,689       $5,618,349
Dividends receivable                                           --              --               --              --               --
Accounts receivable from IDS Life of New York for
 contract purchase payments                                 4,446              56               --              --               --
Receivable for share redemptions                              347             424           54,545           1,178            5,008
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                              471,073         559,850       20,789,414       1,460,867        5,623,357
===================================================================================================================================

Liabilities
Payable to IDS Life of New York for:
   Mortality and expense risk fee                             347             424           16,046           1,123            4,281
   Contract terminations                                       --              --           38,499              55              727
Payable for investments purchased                           4,446              56               --              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           4,793             480           54,545           1,178            5,008
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
 in accumulation period                                  $466,280        $559,370      $20,734,869      $1,459,689       $5,618,349
===================================================================================================================================
(1) Investment shares                                      20,550          38,104          917,472         198,597          642,097
(2) Investments, at cost                                 $426,862        $450,312      $21,677,121      $1,217,146       $4,524,546
-----------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
3  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL
   REPORT

Statements of Assets and Liabilities

                                                                               Segregated Asset Subaccounts
                                                       ----------------------------------------------------------------------------
                                                                                                         Fid VIP         Fid VIP
                                                       Calvert VS      CS Mid-Cap       CS Sm Cap      Gro & Inc,       Mid Cap,
December 31, 2004 (continued)                          Social Bal          Gro             Gro           Serv Cl         Serv Cl
Assets
Investments, at value(1),(2)                             $485,299        $361,204        $524,407      $6,546,293      $8,906,780
Dividends receivable                                           --              --              --              --              --
Accounts receivable from IDS Life of New York for
 contract purchase payments                                    --             303              --           7,427           7,053
Receivable for share redemptions                              625             282             505           5,044           6,753
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                              485,924         361,789         524,912       6,558,764       8,920,586
===================================================================================================================================

Liabilities
Payable to IDS Life of New York for:
   Mortality and expense risk fee                             372             282             405           5,044           6,753
   Contract terminations                                      253              --             100              --              --
Payable for investments purchased                              --             303              --           7,427           7,053
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             625             585             505          12,471          13,806
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
 in accumulation period                                  $485,299        $361,204        $524,407      $6,546,293      $8,906,780
===================================================================================================================================
(1) Investment shares                                     259,241          29,295          34,275         473,340         296,202
(2) Investments, at cost                                 $446,587        $307,527        $455,156      $5,849,482      $6,126,709
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Segregated Asset Subaccounts
                                                       ----------------------------------------------------------------------------
                                                        Fid VIP          FTVIPT          FTVIPT          FTVIPT          GS VIT
                                                        Overseas,      Frank Real     Frank Sm Cap      Temp For         Core Sm
December 31, 2004 (continued)                            Serv Cl        Est, Cl 2       Val, Cl 2       Sec, Cl 2        Cap Eq
Assets
Investments, at value(1),(2)                           $1,773,778      $3,549,052      $1,391,481      $2,408,901        $664,939
Dividends receivable                                           --              --              --              --              --
Accounts receivable from IDS Life of New York for
 contract purchase payments                                 6,660           7,417           1,891              --             828
Receivable for share redemptions                            1,351           2,714           1,040           3,424             506
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                            1,781,789       3,559,183       1,394,412       2,412,325         666,273
===================================================================================================================================

Liabilities
Payable to IDS Life of New York for:
   Mortality and expense risk fee                           1,351           2,714           1,040           1,799             506
   Contract terminations                                       --              --              --           1,625              --
Payable for investments purchased                           6,660           7,417           1,891              --             828
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           8,011          10,131           2,931           3,424           1,334
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
 in accumulation period                                $1,773,778      $3,549,052      $1,391,481      $2,408,901        $664,939
===================================================================================================================================
(1) Investment shares                                     101,707         116,401          88,913         167,868          46,176
(2) Investments, at cost                               $1,446,071      $2,468,847      $1,046,522      $1,907,320        $517,585
-----------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
4  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL
   REPORT

Statements of Assets and Liabilities


                                                                             Segregated Asset Subaccounts
                                                       --------------------------------------------------------------------------
                                                         GS VIT          GS VIT        Janus Aspen    Janus Aspen     Janus Aspen
                                                          Core           Mid Cap      Global Tech,     Intl Gro,     Mid Cap Gro,
December 31, 2004 (continued)                            U.S. Eq           Val            Serv           Serv            Serv
Assets
Investments, at value(1),(2)                           $1,278,845      $5,039,349        $284,027      $1,690,899      $431,945
Dividends receivable                                           --              --              --              --            --
Accounts receivable from IDS Life of New York for
 contract purchase payments                                 7,105           4,936              --           3,565            --
Receivable for share redemptions                              990           3,842             370           1,292           419
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                            1,286,940       5,048,127         284,397       1,695,756       432,364
=================================================================================================================================

Liabilities
Payable to IDS Life of New York for:
   Mortality and expense risk fee                             990           3,842             221           1,292           343
   Contract terminations                                       --              --             149              --            76
Payable for investments purchased                           7,105           4,936              --           3,565            --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           8,095           8,778             370           4,857           419
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
 in accumulation period                                $1,278,845      $5,039,349        $284,027      $1,690,899      $431,945
=================================================================================================================================
(1) Investment shares                                     102,967         329,800          80,008          62,765        17,033
(2) Investments, at cost                               $1,108,244      $4,145,272        $284,047      $1,352,873      $351,524
---------------------------------------------------------------------------------------------------------------------------------

                                                                             Segregated Asset Subaccounts
                                                       --------------------------------------------------------------------------
                                                         Lazard          MFS Inv           MFS          Put VT        Put VT Intl
                                                         Retire        Gro Stock,       New Dis,       Hi Yield,       New Opp,
December 31, 2004 (continued)                            Intl Eq         Serv Cl         Serv Cl         Cl IB           Cl IB
Assets
Investments, at value(1),(2)                           $1,605,080      $1,397,340      $1,634,933        $756,816      $712,705
Dividends receivable                                           --              --              --              --            --
Accounts receivable from IDS Life of New York for
 contract purchase payments                                   650           1,723              --           1,920           383
Receivable for share redemptions                            1,213           1,085           2,060             571           538
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                            1,606,943       1,400,148       1,636,993         759,307       713,626
=================================================================================================================================

Liabilities
Payable to IDS Life of New York for:
   Mortality and expense risk fee                           1,213           1,085           1,269             571           538
   Contract terminations                                       --              --             791              --            --
Payable for investments purchased                             650           1,723              --           1,920           383
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           1,863           2,808           2,060           2,491           921
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
 in accumulation period                                $1,605,080      $1,397,340      $1,634,933        $756,816      $712,705
=================================================================================================================================
(1) Investment shares                                     135,108         149,608         111,144          94,014        57,154
(2) Investments, at cost                               $1,307,994      $1,297,835      $1,452,951        $697,050      $564,440
---------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
5  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL
   REPORT

Statements of Assets and Liabilities

                                                                              Segregated Asset Subaccounts
                                                       -------------------------------------------------------------------------
                                                          Put VT         Put VT
                                                         New Opp,        Vista,          Royce         Third Ave     Wanger Intl
December 31, 2004 (continued)                             Cl IA          Cl IB         Micro-Cap          Val          Sm Cap
Assets
Investments, at value(1),(2)                           $14,381,188      $478,716      $5,307,480      $6,690,334      $2,671,033
Dividends receivable                                            --            --              --              --              --
Accounts receivable from IDS Life of New York for
 contract purchase payments                                     --         1,959           6,047          11,060           3,945
Receivable for share redemptions                            48,106           371           4,096           5,071           1,961
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                            14,429,294       481,046       5,317,623       6,706,465       2,676,939
================================================================================================================================

Liabilities
Payable to IDS Life of New York for:
   Mortality and expense risk fee                           11,215           371           4,096           5,071           1,961
   Contract terminations                                    36,891            --              --              --              --
Payable for investments purchased                               --         1,959           6,047          11,060           3,945
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           48,106         2,330          10,143          16,131           5,906
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
 in accumulation period                                $14,381,188      $478,716      $5,307,480      $6,690,334      $2,671,033
================================================================================================================================
(1) Investment shares                                      843,471        38,513         461,520         270,535         104,911
(2) Investments, at cost                               $20,242,023      $400,887      $4,389,086      $4,875,593      $1,988,651
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Segregated
                                                                                                                        Asset
                                                                                                                      Subaccount
                                                                                                                      ----------
                                                                                                                        Wanger
December 31, 2004 (continued)                                                                                         U.S. Sm Co
Assets
Investments, at value(1),(2)                                                                                          $4,890,776
Dividends receivable                                                                                                          --
Accounts receivable from IDS Life of New York for
 contract purchase payments                                                                                                1,183
Receivable for share redemptions                                                                                           3,739
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                           4,895,698
================================================================================================================================

Liabilities
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                                                                          3,739
   Contract terminations                                                                                                      --
Payable for investments purchased                                                                                          1,183
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                          4,922
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
 in accumulation period                                                                                               $4,890,776
================================================================================================================================
(1) Investment shares                                                                                                    155,906
(2) Investments, at cost                                                                                              $3,686,359
--------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
6  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL
   REPORT

Statements of Operations

                                                                               Segregated Asset Subaccounts
                                                             ----------------------------------------------------------------
                                                               AXP VP        AXP VP        AXP VP      AXP VP        AXP VP
Year ended December 31, 2004                                  Cash Mgmt     Div Bond     Div Eq Inc  Global Bond       Gro
Investment income
Dividend income                                              $   25,422      $226,805      $ 76,108    $ 31,560      $  3,266
Variable account expenses                                        24,864        52,189        41,809       6,956         8,952
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     558       174,616        34,299      24,604        (5,686)
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments:
   Proceeds from sales                                        2,431,188       653,579       133,680     112,548       130,355
   Cost of investments sold                                   2,431,188       646,638       118,674     107,481       125,142
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --         6,941        15,006       5,067         5,213
Distributions from capital gains                                     --            --            --          --            --
Net change in unrealized appreciation or depreciation of
 investments                                                         --       111,122       856,639      56,800        78,187
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       --       118,063       871,645      61,867        83,400
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                  $      558      $292,679      $905,944    $ 86,471      $ 77,714
=============================================================================================================================

                                                                               Segregated Asset Subaccounts
                                                             ----------------------------------------------------------------
                                                               AXP VP
                                                              Hi Yield       AXP VP        AXP VP       AXP VP       AXP VP
Year ended December 31, 2004 (continued)                        Bond        Lg Cap Eq      Managed      New Dim      S&P 500
Investment income
Dividend income                                                $169,837    $  191,915    $  285,834    $ 62,996      $ 53,395
Variable account expenses                                        21,949       165,013       127,291      54,221        31,598
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 147,888        26,902       158,543       8,775        21,797
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments:
   Proceeds from sales                                          446,525     2,124,850     1,668,208     679,844       354,570
   Cost of investments sold                                     426,404     2,131,115     1,626,573     664,861       325,560
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 20,121        (6,265)       41,635      14,983        29,010
Distributions from capital gains                                     --            --            --          --            --
Net change in unrealized appreciation or depreciation of
 investments                                                     79,560     2,252,217     2,031,975     120,925       309,440
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   99,681     2,245,952     2,073,610     135,908       338,450
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                    $247,569    $2,272,854    $2,232,153    $144,683      $360,247
=============================================================================================================================

                                                                               Segregated Asset Subaccounts
                                                             ----------------------------------------------------------------
                                                               AXP VP        AXP VP        AXP VP       AXP VP       AXP VP
                                                                Short        Sm Cap       Strategy       THDL         THDL
Year ended December 31, 2004 (continued)                      Duration         Adv          Aggr       Emer Mkts      Intl
Investment income
Dividend income                                                $ 48,178      $     --       $    --    $  8,447    $   65,161
Variable account expenses                                        17,458         7,147         1,890       2,872        52,422
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  30,720        (7,147)       (1,890)      5,575        12,739
=============================================================================================================================

Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments:
   Proceeds from sales                                          443,927        95,665        50,600     350,207       461,978
   Cost of investments sold                                     447,491        79,961        51,523     346,249       453,898
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (3,564)       15,704          (923)      3,958         8,080
Distributions from capital gains                                     --        42,848            --       6,133            --
Net change in unrealized appreciation or depreciation of
 investments                                                    (22,723)       93,268        20,918      25,298     1,588,959
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (26,287)      151,820        19,995      35,389     1,597,039
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                    $  4,433      $144,673       $18,105    $ 40,964    $1,609,778
=============================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
7  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL
   REPORT

Statements of Operations

                                                                                Segregated Asset Subaccounts
                                                             -----------------------------------------------------------------
                                                               AIM VI       AIM VI        AIM VI
                                                              Cap Appr,    Cap Dev,      Core Eq,        AC VP         AC VP
Year ended December 31, 2004 (continued)                        Ser I        Ser I         Ser I      Intl, Cl I     Val, Cl I
Investment income
Dividend income                                                $    --      $    --     $  197,986     $  5,884       $ 44,672
Variable account expenses                                        2,792        3,986        185,176       10,779         43,203
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (2,792)      (3,986)        12,810       (4,895)         1,469
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments:
   Proceeds from sales                                          27,590       37,118      2,606,577      129,559        471,455
   Cost of investments sold                                     26,495       32,900      2,886,725      119,611        401,541
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 1,095        4,218       (280,148)       9,948         69,914
Distributions from capital gains                                    --           --             --           --         34,653
Net change in unrealized appreciation or depreciation of
 investments                                                    26,888       63,239      1,829,747      170,705        520,975
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  27,983       67,457      1,549,599      180,653        625,542
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                    $25,191      $63,471     $1,562,409     $175,758       $627,011
==============================================================================================================================

                                                                                Segregated Asset Subaccounts
                                                             -----------------------------------------------------------------
                                                                                                        Fid VIP       Fid VIP
                                                             Calvert VS   CS Mid-Cap     CS Sm Cap    Gro & Inc,     Mid Cap,
Year ended December 31, 2004 (continued)                     Social Bal       Gro           Gro         Serv Cl       Serv Cl
Investment income
Dividend income                                                $ 7,954      $    --       $     --     $ 41,453     $       --
Variable account expenses                                        3,551        2,734          4,138       51,726         64,904
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  4,403       (2,734)        (4,138)     (10,273)       (64,904)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments:
   Proceeds from sales                                          35,777       42,521        190,341      552,455        628,241
   Cost of investments sold                                     33,738       38,582        170,157      523,245        485,797
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 2,039        3,939         20,184       29,210        142,444
Distributions from capital gains                                    --           --             --           --             --
Net change in unrealized appreciation or depreciation of
 investments                                                    22,710       34,784         23,916      270,048      1,554,143
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  24,749       38,723         44,100      299,258      1,696,587
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                    $29,152      $35,989       $ 39,962     $288,985     $1,631,683
==============================================================================================================================

                                                                                Segregated Asset Subaccounts
                                                             -----------------------------------------------------------------
                                                              Fid VIP       FTVIPT        FTVIPT        FTVIPT        GS VIT
                                                              Overseas,   Frank Real   Frank Sm Cap    Temp For       Core Sm
Year ended December 31, 2004 (continued)                       Serv Cl     Est, Cl 2     Val, Cl 2     Sec, Cl 2      Cap Eq
Investment income
Dividend income                                               $ 11,518     $ 45,539       $  1,731     $ 20,774        $ 1,138
Variable account expenses                                       11,976       23,775          9,047       17,682          5,018
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   (458)      21,764         (7,316)       3,092         (3,880)
==============================================================================================================================

Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments:
   Proceeds from sales                                          79,870      269,269        122,031      305,377         56,249
   Cost of investments sold                                     71,526      209,672        100,131      264,689         44,256
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 8,344       59,597         21,900       40,688         11,993
Distributions from capital gains                                    --        3,450             --           --         29,182
Net change in unrealized appreciation or depreciation of
 investments                                                   176,277      679,990        205,522      290,646         47,649
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 184,621      743,037        227,422      331,334         88,824
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                   $184,163     $764,801       $220,106     $334,426        $84,944
==============================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
8  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL
   REPORT

Statements of Operations

                                                                                   Segregated Asset Subaccounts
                                                              ----------------------------------------------------------------------
                                                                GS VIT         GS VIT      Janus Aspen    Janus Aspen    Janus Aspen
                                                                 Core          Mid Cap    Global Tech,     Intl Gro,    Mid Cap Gro,
Year ended December 31, 2004 (continued)                        U.S. Eq          Val          Serv           Serv           Serv
Investment income
Dividend income                                                 $ 13,617      $ 26,659       $    --        $ 12,894       $    --
Variable account expenses                                          7,945        36,038         2,213          13,487         3,532
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    5,672        (9,379)       (2,213)           (593)       (3,532)
====================================================================================================================================

Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments:
   Proceeds from sales                                           160,573       348,957       308,531         319,318        98,134
   Cost of investments sold                                      144,738       287,676       295,676         286,468        85,521
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  15,835        61,281        12,855          32,850        12,613
Distributions from capital gains                                      --       427,992            --              --            --
Net change in unrealized appreciation or depreciation of
 investments                                                     113,432       441,725       (11,111)        220,889        63,110
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   129,267       930,998         1,744         253,739        75,723
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                     $134,939      $921,619      $   (469)       $253,146       $72,191
====================================================================================================================================

                                                                                   Segregated Asset Subaccounts
                                                              ----------------------------------------------------------------------
                                                                Lazard         MFS Inv         MFS          Put VT       Put VT Intl
                                                                Retire       Gro Stock,     New Dis,       Hi Yield,      New Opp,
Year ended December 31, 2004 (continued)                        Intl Eq        Serv Cl       Serv Cl         Cl IB          Cl IB
Investment income
Dividend income                                                 $  6,295      $     --      $     --         $45,521       $ 5,621
Variable account expenses                                         10,663        11,406        13,599           5,521         5,448
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   (4,368)      (11,406)      (13,599)         40,000           173
====================================================================================================================================

Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments:
   Proceeds from sales                                            73,465       182,468       212,095          83,663        98,100
   Cost of investments sold                                       64,581       182,654       203,301          78,047        84,190
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   8,884          (186)        8,794           5,616        13,910
Distributions from capital gains                                      --            --            --              --            --
Net change in unrealized appreciation or depreciation of
 investments                                                     178,615       115,503        91,508          13,858        61,357
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   187,499       115,317       100,302          19,474        75,267
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                     $183,131      $103,911      $ 86,703         $59,474       $75,440
====================================================================================================================================

                                                                                   Segregated Asset Subaccounts
                                                              ----------------------------------------------------------------------
                                                                Put VT         Put VT
                                                               New Opp,        Vista,         Royce        Third Ave     Wanger Intl
Year ended December 31, 2004 (continued)                         Cl IA          Cl IB       Micro-Cap         Val           Sm Cap
Investment income
Dividend income                                              $        --       $    --      $     --      $   29,966      $ 10,025
Variable account expenses                                        126,409         3,734        42,637          50,256        16,166
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (126,409)       (3,734)      (42,637)        (20,290)       (6,141)
====================================================================================================================================

Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments:
   Proceeds from sales                                         1,948,893        96,051       519,899         505,945       433,820
   Cost of investments sold                                    3,001,252        89,102       425,859         402,344       345,076
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              (1,052,359)        6,949        94,040         103,601        88,744
Distributions from capital gains                                      --            --       383,510          57,351            --
Net change in unrealized appreciation or depreciation of
 investments                                                   2,453,401        69,906       147,837         856,633       432,762
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 1,401,042        76,855       625,387       1,017,585       521,506
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                  $ 1,274,633       $73,121      $582,750      $  997,295      $515,365
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
9  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL
   REPORT

Statements of Operations

                                                                                   Segregated
                                                                                     Asset
                                                                                   Subaccount
                                                                                   ----------
                                                                                     Wanger
Year ended December 31, 2004 (continued)                                           U.S. Sm Co
Investment income
Dividend income                                                                     $     --
Variable account expenses                                                             34,743
---------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                      (34,743)
=============================================================================================

Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                               328,008
   Cost of investments sold                                                          269,820
---------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                      58,188
Distributions from capital gains                                                          --
Net change in unrealized appreciation or depreciation of investments                 647,550
---------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                       705,738
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                     $670,995
=============================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                Segregated Asset Subaccounts
                                                          -----------------------------------------------------------------------
                                                            AXP VP         AXP VP         AXP VP         AXP VP         AXP VP
Year ended December 31, 2004                               Cash Mgmt      Div Bond      Div Eq Inc     Global Bond        Gro
Operations
Investment income (loss) -- net                           $      558     $  174,616     $   34,299     $   24,604     $   (5,686)
Net realized gain (loss) on sales of investments                  --          6,941         15,006          5,067          5,213
Distributions from capital gains                                  --             --             --             --             --
Net change in unrealized appreciation or depreciation
 of investments                                                   --        111,122        856,639         56,800         78,187
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                      558        292,679        905,944         86,471         77,714
=================================================================================================================================

Contract transactions
Contract purchase payments                                 1,230,186      1,023,903        838,095        211,766        246,339
Net transfers(1)                                           2,634,268      6,327,001      2,566,453        300,047        116,716
Transfers for policy loans                                   147,399        (38,853)         3,268          1,337         (8,859)
Policy charges                                              (334,151)      (360,341)      (217,652)       (40,483)       (62,252)
Contract terminations:
   Surrender benefits                                       (140,970)      (248,818)      (119,242)       (16,361)        (4,861)
   Death benefits                                                 --         (3,408)        (1,713)            --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             3,536,732      6,699,484      3,069,209        456,306        287,083
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            1,103,530      2,563,218      2,905,445        558,979        783,800
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $4,640,820     $9,555,381     $6,880,598     $1,101,756     $1,148,597
=================================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                     1,080,819      2,196,689      2,516,893        413,640      1,454,783
Contract purchase payments                                 1,207,107        861,898        696,801        154,460        456,071
Net transfers(1)                                           2,586,105      5,399,642      2,155,190        224,929        213,829
Transfers for policy loans                                   144,544        (32,863)         2,998          1,356        (16,496)
Policy charges                                              (327,922)      (304,265)      (181,919)       (34,966)      (115,270)
Contract terminations:
   Surrender benefits                                       (138,348)      (211,016)      (100,669)       (11,705)        (9,010)
   Death benefits                                                 --         (2,828)        (1,483)            --             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           4,552,305      7,907,257      5,087,811        747,714      1,983,907
=================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
11 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                 Segregated Asset Subaccounts
                                                          -------------------------------------------------------------------------
                                                            AXP VP
                                                           Hi Yield        AXP VP           AXP VP         AXP VP         AXP VP
Year ended December 31, 2004 (continued)                     Bond         Lg Cap Eq         Managed        New Dim        S&P 500
Operations
Investment income (loss) -- net                           $  147,888     $    26,902     $   158,543     $    8,775     $   21,797
Net realized gain (loss) on sales of investments              20,121          (6,265)         41,635         14,983         29,010
Distributions from capital gains                                  --              --              --             --             --
Net change in unrealized appreciation or depreciation
 of investments                                               79,560       2,252,217       2,031,975        120,925        309,440
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                  247,569       2,272,854       2,232,153        144,683        360,247
===================================================================================================================================

Contract transactions
Contract purchase payments                                   478,028       2,337,447       1,513,498      1,275,110        856,395
Net transfers(1)                                             363,125      36,913,307      27,135,058       (220,025)       785,028
Transfers for policy loans                                    (7,330)        (92,919)        (74,818)       (35,425)       (77,750)
Policy charges                                               (94,287)     (1,231,342)       (967,597)      (312,821)      (148,973)
Contract terminations:
   Surrender benefits                                        (76,050)       (869,919)       (628,653)      (201,614)       (58,098)
   Death benefits                                                 --          (8,125)         (3,830)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               663,486      37,048,449      26,973,658        505,225      1,356,602
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            1,947,054         201,549         436,241      5,782,686      2,718,359
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $2,858,109     $39,522,852     $29,642,052     $6,432,594     $4,435,208
===================================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                     1,704,147         290,414         514,959      8,149,264      3,339,112
Contract purchase payments                                   403,387       3,427,894       1,733,558      1,827,420      1,031,133
Net transfers(1)                                             305,898      53,841,602      32,030,922       (330,471)       954,894
Transfers for policy loans                                    (5,779)       (134,144)        (84,940)       (50,603)       (90,889)
Policy charges                                               (79,525)     (1,867,276)     (1,256,173)      (450,547)      (179,800)
Contract terminations:
   Surrender benefits                                        (62,059)     (1,274,425)       (718,697)      (288,013)       (68,899)
   Death benefits                                                 --         (12,168)         (4,256)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           2,266,069      54,271,897      32,215,373      8,857,050      4,985,551
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts
                                                          --------------------------------------------------------------------
                                                            AXP VP         AXP VP        AXP VP       AXP VP         AXP VP
                                                             Short         Sm Cap       Strategy       THDL           THDL
Year ended December 31, 2004 (continued)                   Duration          Adv          Aggr       Emer Mkts        Intl
Operations
Investment income (loss) -- net                           $   30,720     $   (7,147)    $ (1,890)    $  5,575     $    12,739
Net realized gain (loss) on sales of investments              (3,564)        15,704         (923)       3,958           8,080
Distributions from capital gains                                  --         42,848           --        6,133              --
Net change in unrealized appreciation or depreciation
 of investments                                              (22,723)        93,268       20,918       25,298       1,588,959
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                    4,433        144,673       18,105       40,964       1,609,778
==============================================================================================================================

Contract transactions
Contract purchase payments                                   468,905        180,679       42,409       43,574         700,477
Net transfers(1)                                           1,293,854        241,570      (22,618)     217,218      11,163,244
Transfers for policy loans                                   (39,133)          (473)        (910)      (1,634)        (21,090)
Policy charges                                              (128,455)       (33,849)     (11,421)     (14,775)       (299,190)
Contract terminations:
   Surrender benefits                                       (110,068)       (15,871)     (13,850)      (5,340)       (252,964)
   Death benefits                                                 --             --           --           --            (302)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             1,485,103        372,056       (6,390)     239,043      11,290,175
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            1,277,089        575,544      217,533      150,535         137,804
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $2,766,625     $1,092,273     $229,248     $430,542     $13,037,757
==============================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                     1,139,170        527,389      659,853      127,113         248,600
Contract purchase payments                                   418,327        158,322      130,394       34,826       1,212,529
Net transfers(1)                                           1,160,682        211,295      (68,946)     150,760      19,753,167
Transfers for policy loans                                   (35,004)          (362)      (2,675)      (1,388)        (34,409)
Policy charges                                              (115,769)       (30,290)     (35,327)     (11,722)       (525,193)
Contract terminations:
   Surrender benefits                                        (98,320)       (14,375)     (41,923)      (4,153)       (439,233)
   Death benefits                                                 --             --           --           --            (534)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           2,469,086        851,979      641,376      295,436      20,214,927
==============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts
                                                          --------------------------------------------------------------------
                                                           AIM VI        AIM VI        AIM VI
                                                          Cap Appr,     Cap Dev,      Core Eq,          AC VP         AC VP
Year ended December 31, 2004 (continued)                   Ser I         Ser I         Ser I        Intl, Cl I      Val, Cl I
Operations
Investment income (loss) -- net                           $ (2,792)    $ (3,986)    $    12,810     $   (4,895)    $    1,469
Net realized gain (loss) on sales of investments             1,095        4,218        (280,148)         9,948         69,914
Distributions from capital gains                                --           --              --             --         34,653
Net change in unrealized appreciation or depreciation
 of investments                                             26,888       63,239       1,829,747        170,705        520,975
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                 25,191       63,471       1,562,409        175,758        627,011
==============================================================================================================================

Contract transactions
Contract purchase payments                                  65,921       63,028       2,492,640        174,569        757,222
Net transfers(1)                                           173,399      115,961      (2,051,777)       172,018        407,568
Transfers for policy loans                                   1,001        2,373        (216,805)       (18,923)       (20,621)
Policy charges                                             (15,457)     (16,075)     (1,004,997)       (43,285)      (194,349)
Contract terminations:
   Surrender benefits                                      (11,198)     (15,345)       (887,022)       (35,651)      (180,162)
   Death benefits                                               --           --         (25,306)            --         (1,859)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             213,666      149,942      (1,693,267)       248,728        767,799
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            227,423      345,957      20,865,727      1,035,203      4,223,539
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $466,280     $559,370     $20,734,869     $1,459,689     $5,618,349
==============================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                     348,112      361,232      14,863,194      1,507,876      3,179,273
Contract purchase payments                                 101,705       63,671       1,746,568        249,115        546,040
Net transfers(1)                                           265,287      116,801      (1,423,352)       259,457        301,364
Transfers for policy loans                                   1,650        2,462        (150,061)       (26,435)       (13,382)
Policy charges                                             (23,883)     (18,410)       (720,458)       (71,564)      (149,415)
Contract terminations:
   Surrender benefits                                      (17,335)     (15,493)       (621,494)       (51,431)      (129,949)
   Death benefits                                               --           --         (17,750)            --         (1,364)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           675,536      510,263      13,676,647      1,867,018      3,732,567
==============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                            Segregated Asset Subaccounts
                                                         ------------------------------------------------------------------
                                                                                                   Fid VIP        Fid VIP
                                                         Calvert VS    CS Mid-Cap   CS Sm Cap     Gro & Inc,      Mid Cap,
Year ended December 31, 2004 (continued)                 Social Bal        Gro         Gro         Serv Cl        Serv Cl
Operations
Investment income (loss) -- net                           $  4,403     $ (2,734)    $ (4,138)    $  (10,273)    $  (64,904)
Net realized gain (loss) on sales of investments             2,039        3,939       20,184         29,210        142,444
Distributions from capital gains                                --           --           --             --             --
Net change in unrealized appreciation or depreciation
 of investments                                             22,710       34,784       23,916        270,048      1,554,143
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                 29,152       35,989       39,962        288,985      1,631,683
===========================================================================================================================

Contract transactions
Contract purchase payments                                  58,059       52,190      109,394      1,167,601      1,118,727
Net transfers(1)                                           138,083       96,841       60,430        638,540        951,506
Transfers for policy loans                                   2,403          875        1,125        (45,583)      (105,985)
Policy charges                                             (15,153)     (21,992)     (20,542)      (250,453)      (282,176)
Contract terminations:
   Surrender benefits                                       (2,764)     (10,507)      (9,556)      (144,369)      (294,284)
   Death benefits                                               --           --           --         (1,611)            --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             180,628      117,407      140,851      1,364,125      1,387,788
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            275,519      207,808      343,594      4,893,183      5,887,309
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $485,299     $361,204     $524,407     $6,546,293     $8,906,780
===========================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                     311,951      262,024      564,263      5,423,541      4,844,506
Contract purchase payments                                  64,588       64,418      175,126      1,294,770        870,724
Net transfers(1)                                           171,394      118,271       91,565        737,309        747,458
Transfers for policy loans                                   2,745        1,122        1,567        (50,171)       (75,510)
Policy charges                                             (35,403)     (27,144)     (33,147)      (320,107)      (232,597)
Contract terminations:
   Surrender benefits                                       (3,058)     (12,387)     (15,537)      (160,095)      (227,007)
   Death benefits                                               --           --           --         (1,858)            --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           512,217      406,304      783,837      6,923,389      5,927,574
===========================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                               Segregated Asset Subaccounts
                                                          ---------------------------------------------------------------------
                                                           Fid VIP         FTVIPT          FTVIPT        FTVIPT        GS VIT
                                                           Overseas,     Frank Real     Frank Sm Cap    Temp For       Core Sm
Year ended December 31, 2004 (continued)                    Serv Cl       Est, Cl 2       Val, Cl 2     Sec, Cl 2      Cap Eq
Operations
Investment income (loss) -- net                           $     (458)    $   21,764     $   (7,316)    $    3,092     $ (3,880)
Net realized gain (loss) on sales of investments               8,344         59,597         21,900         40,688       11,993
Distributions from capital gains                                  --          3,450             --             --       29,182
Net change in unrealized appreciation or depreciation
 of investments                                              176,277        679,990        205,522        290,646       47,649
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                  184,163        764,801        220,106        334,426       84,944
===============================================================================================================================

Contract transactions
Contract purchase payments                                   253,631        518,696        187,782        316,390       88,901
Net transfers(1)                                             478,936        392,719        298,124        176,522       34,769
Transfers for policy loans                                    (3,363)       (11,198)        12,836          9,478       (3,351)
Policy charges                                               (44,671)       (92,266)       (41,995)       (68,801)     (17,977)
Contract terminations:
   Surrender benefits                                        (38,292)       (76,809)       (44,204)       (51,486)     (13,118)
   Death benefits                                                 --             --             --             --           --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               646,241        731,142        412,543        382,103       89,224
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              943,374      2,053,109        758,832      1,692,372      490,771
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $1,773,778     $3,549,052     $1,391,481     $2,408,901     $664,939
===============================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                     1,119,166      1,304,659        529,331      1,870,193      392,778
Contract purchase payments                                   295,633        298,905        120,070        334,188       69,239
Net transfers(1)                                             567,261        230,070        190,025        187,851       28,099
Transfers for policy loans                                    (4,177)        (6,090)         7,818          9,179       (2,490)
Policy charges                                               (61,958)       (55,665)       (27,340)       (81,273)     (16,067)
Contract terminations:
   Surrender benefits                                        (44,656)       (45,231)       (28,592)       (53,823)      (9,936)
   Death benefits                                                 --             --             --             --           --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           1,871,269      1,726,648        791,312      2,266,315      461,623
===============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                               Segregated Asset Subaccounts
                                                          ---------------------------------------------------------------------
                                                            GS VIT         GS VIT      Janus Aspen   Janus Aspen   Janus Aspen
                                                             Core          Mid Cap    Global Tech,    Intl Gro,    Mid Cap Gro,
Year ended December 31, 2004 (continued)                    U.S. Eq          Val          Serv          Serv          Serv
Operations
Investment income (loss) -- net                           $    5,672     $   (9,379)    $ (2,213)    $     (593)    $ (3,532)
Net realized gain (loss) on sales of investments              15,835         61,281       12,855         32,850       12,613
Distributions from capital gains                                  --        427,992           --             --           --
Net change in unrealized appreciation or depreciation
 of investments                                              113,432        441,725      (11,111)       220,889       63,110
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                  134,939        921,619         (469)       253,146       72,191
===============================================================================================================================

Contract transactions
Contract purchase payments                                   229,871        740,395       75,199        289,373       87,775
Net transfers(1)                                             524,039        569,940       25,760       (151,110)     (14,736)
Transfers for policy loans                                   (68,875)       (29,576)        (176)       (12,594)     (33,358)
Policy charges                                               (37,920)      (162,891)     (15,354)       (61,788)     (17,906)
Contract terminations:
   Surrender benefits                                        (59,397)      (110,565)     (12,008)       (42,408)      (5,764)
   Death benefits                                                 --             --           --             --           --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               587,718      1,007,303       73,421         21,473       16,011
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              556,188      3,110,427      211,075      1,416,280      343,743
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $1,278,845     $5,039,349     $284,027     $1,690,899     $431,945
===============================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                       674,910      2,169,159      472,172      2,027,252      707,706
Contract purchase payments                                   266,612        475,283      179,587        400,574      172,924
Net transfers(1)                                             609,478        368,385       49,982       (210,192)     (30,455)
Transfers for policy loans                                   (74,974)       (18,694)        (390)       (16,838)     (58,799)
Policy charges                                               (43,937)      (105,960)     (36,498)       (85,658)     (35,134)
Contract terminations:
   Surrender benefits                                        (69,740)       (71,095)     (27,302)       (57,206)     (11,443)
   Death benefits                                                 --             --           --             --           --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           1,362,349      2,817,078      637,551      2,057,932      744,799
===============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts
                                                          --------------------------------------------------------------------
                                                            Lazard          MFS Inv          MFS        Put VT     Put VT Intl
                                                            Retire        Gro Stock,      New Dis,     Hi Yield,     New Opp,
Year ended December 31, 2004 (continued)                    Intl Eq        Serv Cl        Serv Cl        Cl IB        Cl IB
Operations
Investment income (loss) -- net                           $   (4,368)    $  (11,406)    $  (13,599)    $ 40,000     $    173
Net realized gain (loss) on sales of investments               8,884           (186)         8,794        5,616       13,910
Distributions from capital gains                                  --             --             --           --           --
Net change in unrealized appreciation or depreciation
 of investments                                              178,615        115,503         91,508       13,858       61,357
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                  183,131        103,911         86,703       59,474       75,440
==============================================================================================================================

Contract transactions
Contract purchase payments                                   238,065        316,873        311,551      104,716      109,059
Net transfers(1)                                             346,514        (61,247)       (65,095)      93,378       (7,780)
Transfers for policy loans                                   (17,323)       (10,694)        (8,131)      (8,271)        (873)
Policy charges                                               (31,727)       (64,383)       (78,022)     (21,007)     (24,861)
Contract terminations:
   Surrender benefits                                        (21,697)       (40,174)       (48,447)      (1,412)     (11,695)
   Death benefits                                                 --             --             --           --           --
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               513,832        140,375        111,856      167,404       63,850
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              908,117      1,153,054      1,436,374      529,938      573,415
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $1,605,080     $1,397,340     $1,634,933     $756,816     $712,705
==============================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                     1,077,341      1,865,370      1,751,013      426,609      774,735
Contract purchase payments                                   277,144        510,895        389,928       81,853      145,025
Net transfers(1)                                             407,182        (94,949)       (79,226)      72,142      (12,434)
Transfers for policy loans                                   (19,888)       (16,277)        (8,742)      (6,509)      (1,140)
Policy charges                                               (45,819)      (107,376)      (100,967)     (16,862)     (33,127)
Contract terminations:
   Surrender benefits                                        (24,779)       (64,664)       (58,544)      (1,095)     (15,793)
   Death benefits                                                 --             --             --           --           --
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           1,671,181      2,092,999      1,893,462      556,138      857,266
==============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                               Segregated Asset Subaccounts
                                                          ----------------------------------------------------------------------
                                                             Put VT        Put VT
                                                            New Opp,       Vista,         Royce        Third Ave     Wanger Intl
Year ended December 31, 2004 (continued)                     Cl IA         Cl IB        Micro-Cap         Val          Sm Cap
Operations
Investment income (loss) -- net                           $  (126,409)    $ (3,734)    $  (42,637)    $  (20,290)    $   (6,141)
Net realized gain (loss) on sales of investments           (1,052,359)       6,949         94,040        103,601         88,744
Distributions from capital gains                                   --           --        383,510         57,351             --
Net change in unrealized appreciation or depreciation
 of investments                                             2,453,401       69,906        147,837        856,633        432,762
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                 1,274,633       73,121        582,750        997,295        515,365
================================================================================================================================

Contract transactions
Contract purchase payments                                  2,047,587       77,856        671,928        867,583        329,557
Net transfers(1)                                           (1,829,515)     (37,842)       301,691        405,870        591,470
Transfers for policy loans                                    (78,118)      (2,094)       (27,867)       (36,488)        (6,000)
Policy charges                                               (732,256)     (19,109)      (192,436)      (189,098)       (76,794)
Contract terminations:
   Surrender benefits                                        (644,447)      (8,755)      (161,716)      (158,049)       (55,788)
   Death benefits                                              (4,187)          --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (1,240,936)      10,056        591,600        889,818        782,445
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            14,347,491      395,539      4,133,130      4,803,221      1,373,223
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $14,381,188     $478,716     $5,307,480     $6,690,334     $2,671,033
================================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                     12,580,822      721,924      2,482,809      3,110,270      1,556,796
Contract purchase payments                                  1,782,956      136,409        388,650        531,540        338,867
Net transfers(1)                                           (1,573,795)     (62,818)       183,390        255,645        592,338
Transfers for policy loans                                    (68,703)      (3,343)       (15,801)       (22,951)        (5,637)
Policy charges                                               (648,346)     (33,448)      (118,712)      (131,775)       (80,024)
Contract terminations:
   Surrender benefits                                        (560,621)     (15,402)       (94,446)       (96,616)       (56,913)
   Death benefits                                              (3,509)          --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           11,508,804      743,322      2,825,890      3,646,113      2,345,427
================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
19 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                   Segregated
                                                                                     Asset
                                                                                   Subaccount
                                                                                   ----------
                                                                                     Wanger
Year ended December 31, 2004 (continued)                                           U.S. Sm Co
Operations
Investment income (loss) -- net                                                    $  (34,743)
Net realized gain (loss) on sales of investments                                       58,188
Distributions from capital gains                                                           --
Net change in unrealized appreciation or depreciation of investments                  647,550
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                       670,995
==============================================================================================

Contract transactions
Contract purchase payments                                                            744,237
Net transfers(1)                                                                      810,712
Transfers for policy loans                                                              8,071
Policy charges                                                                       (198,732)
Contract terminations:
   Surrender benefits                                                                (105,345)
   Death benefits                                                                      (1,904)
----------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                      1,257,039
----------------------------------------------------------------------------------------------
Net assets at beginning of year                                                     2,962,742
----------------------------------------------------------------------------------------------
Net assets at end of year                                                          $4,890,776
==============================================================================================

Accumulation unit activity
Units outstanding at beginning of year                                              2,194,268
Contract purchase payments                                                            530,034
Net transfers(1)                                                                      578,397
Transfers for policy loans                                                              5,321
Policy charges                                                                       (143,265)
Contract terminations:
   Surrender benefits                                                                 (74,606)
   Death benefits                                                                      (1,419)
----------------------------------------------------------------------------------------------
Units outstanding at end of year                                                    3,088,730
==============================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                               Segregated Asset Subaccounts
                                                          ---------------------------------------------------------------------
                                                            AXP VP         AXP VP         AXP VP       AXP VP          AXP VP
Year ended December 31, 2003                               Cash Mgmt      Div Bond      Div Eq Inc   Global Bond         Gro
Operations
Investment income (loss) -- net                           $   (4,329)    $   65,241     $   11,842     $ 27,890     $   (3,340)
Net realized gain (loss) on sales of investments                  (1)         4,001        (15,335)       6,044         (4,422)
Distributions from capital gains                                  --             --             --           --             --
Net change in unrealized appreciation or depreciation
 of investments                                                    2         13,049        643,903       16,064        100,007
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                   (4,328)        82,291        640,410       49,998         92,245
===============================================================================================================================

Contract transactions
Contract purchase payments                                   794,579        524,706        384,305       97,080        161,929
Net transfers(1)                                            (424,842)        53,549        741,756      176,075        326,453
Transfers for policy loans                                   (69,017)       (13,131)       (12,117)      (2,273)         1,857
Policy charges                                              (137,082)      (171,395)       (85,879)     (24,608)       (35,100)
Contract terminations:
   Surrender benefits                                        (30,011)       (91,758)       (53,373)      (3,531)       (19,692)
   Death benefits                                                 --         (1,797)            --           --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               133,627        300,174        974,692      242,743        435,447
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              974,231      2,180,753      1,290,343      266,238        256,108
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $1,103,530     $2,563,218     $2,905,445     $558,979     $  783,800
===============================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                       950,420      1,935,255      1,563,661      220,669        572,111
Contract purchase payments                                   776,576        455,739        405,201       76,405        327,437
Net transfers(1)                                            (414,163)        47,650        710,102      140,452        663,647
Transfers for policy loans                                   (67,388)       (11,509)       (13,373)      (1,772)         3,569
Policy charges                                              (135,289)      (148,985)       (91,982)     (19,361)       (71,221)
Contract terminations:
   Surrender benefits                                        (29,337)       (79,898)       (56,716)      (2,753)       (40,760)
   Death benefits                                                 --         (1,563)            --           --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           1,080,819      2,196,689      2,516,893      413,640      1,454,783
===============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
21 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts
                                                          -------------------------------------------------------------------
                                                            AXP VP
                                                           Hi Yield       AXP VP       AXP VP        AXP VP         AXP VP
Year ended December 31, 2003 (continued)                     Bond        Lg Cap Eq     Managed       New Dim        S&P 500
Operations
Investment income (loss) -- net                           $   99,614     $   (243)    $  3,454     $  (10,502)    $    5,752
Net realized gain (loss) on sales of investments               7,236         (876)      (2,956)       (21,938)       (40,538)
Distributions from capital gains                                  --           --           --             --             --
Net change in unrealized appreciation or depreciation
 of investments                                              206,953       24,467       48,260      1,042,567        517,096
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                  313,803       23,348       48,758      1,010,127        482,310
=============================================================================================================================

Contract transactions
Contract purchase payments                                   383,381       35,058       87,630      1,207,378        602,610
Net transfers(1)                                             519,686      129,448      144,265        433,603        453,426
Transfers for policy loans                                   (16,321)        (134)        (905)       (50,760)        (4,215)
Policy charges                                               (63,864)      (6,854)     (19,405)      (292,088)       (96,644)
Contract terminations:
   Surrender benefits                                        (55,798)          --       (3,070)      (289,954)      (126,295)
   Death benefits                                                 --           --           --             --         (5,236)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               767,084      157,518      208,515      1,008,179        823,646
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              866,167       20,683      178,968      3,764,380      1,412,403
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $1,947,054     $201,549     $436,241     $5,782,686     $2,718,359
=============================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                       940,509       38,164      251,766      6,545,663      2,200,329
Contract purchase payments                                   371,412       57,229      114,862      1,909,141        850,154
Net transfers(1)                                             523,109      206,058      178,753        682,819        630,066
Transfers for policy loans                                   (16,572)        (179)      (1,157)       (84,103)        (6,368)
Policy charges                                               (61,589)     (10,858)     (25,382)      (467,076)      (142,725)
Contract terminations:
   Surrender benefits                                        (52,722)          --       (3,883)      (437,180)      (185,094)
   Death benefits                                                 --           --           --             --         (7,250)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           1,704,147      290,414      514,959      8,149,264      3,339,112
=============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts
                                                           -------------------------------------------------------------------
                                                             AXP VP         AXP VP        AXP VP        AXP VP        AXP VP
                                                             Short          Sm Cap       Strategy        THDL          THDL
Year ended December 31, 2003 (continued)                    Duration          Adv          Aggr        Emer Mkts       Intl
Operations
Investment income (loss) -- net                            $   17,751      $ (3,055)     $ (1,490)     $    978      $     40
Net realized gain (loss) on sales of investments                   36        (1,136)       (7,950)       16,151           137
Distributions from capital gains                                6,152            --            --            --            --
Net change in unrealized appreciation or depreciation
 of investments                                               (16,724)      142,701        49,733        23,083        22,620
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                     7,215       138,510        40,293        40,212        22,797
==============================================================================================================================

Contract transactions
Contract purchase payments                                    300,758       102,746        54,076        13,555        33,476
Net transfers(1)                                               83,509       165,711        14,889        43,882        34,938
Transfers for policy loans                                    (11,862)          (48)          132           722           (36)
Policy charges                                                (99,030)      (17,218)       (9,648)       (4,101)       (5,999)
Contract terminations:
   Surrender benefits                                         (41,313)       (4,275)       (6,130)       (3,902)       (1,717)
   Death benefits                                                  --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                232,062       246,916        53,319        50,156        60,662
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             1,037,812       190,118       123,921        60,167        54,345
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $1,277,089      $575,544      $217,533      $150,535      $137,804
==============================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                        931,361       255,267       479,837        70,674       124,434
Contract purchase payments                                    269,178       115,719       189,679        14,106        73,258
Net transfers(1)                                               89,265       180,834        44,773        50,405        67,218
Transfers for policy loans                                    (10,618)         (268)          382           670           (81)
Policy charges                                               (103,068)      (19,622)      (33,603)       (4,173)      (12,881)
Contract terminations:
   Surrender benefits                                         (36,948)       (4,541)      (21,215)       (4,569)       (3,348)
   Death benefits                                                  --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            1,139,170       527,389       659,853       127,113       248,600
==============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
23 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                 Segregated Asset Subaccounts
                                                           ------------------------------------------------------------------------
                                                             AIM VI       AIM VI          AIM VI
                                                           Cap Appr,     Cap Dev,        Core Eq,         AC VP           AC VP
Year ended December 31, 2003 (continued)                     Ser I        Ser I           Ser I         Intl, Cl I       Val, Cl I
Operations
Investment income (loss) -- net                            $ (1,461)     $ (2,342)     $    23,812      $   (2,057)     $    3,027
Net realized gain (loss) on sales of investments             (2,617)       (4,187)        (460,540)         (5,507)         (9,831)
Distributions from capital gains                                 --            --               --              --              --
Net change in unrealized appreciation or depreciation
 of investments                                              45,864        84,665        4,371,260         192,227         853,815
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                  41,786        78,136        3,934,532         184,663         847,011
===================================================================================================================================

Contract transactions
Contract purchase payments                                   53,486        59,740        2,865,468         167,949         738,972
Net transfers(1)                                             33,581        26,962       (1,196,578)        146,001         355,387
Transfers for policy loans                                   (1,141)         (277)         (51,810)           (904)        (22,430)
Policy charges                                              (10,000)      (12,818)      (1,074,952)        (37,882)       (165,269)
Contract terminations:
   Surrender benefits                                        (5,083)       (9,878)        (542,180)         (4,426)       (104,308)
   Death benefits                                                --            --             (912)             --            (868)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               70,843        63,729             (964)        270,738         801,484
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             114,794       204,092       16,932,159         579,802       2,575,044
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $227,423      $345,957      $20,865,727      $1,035,203      $4,223,539
===================================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                      225,503       285,845       14,871,791       1,041,948       2,475,202
Contract purchase payments                                   95,558        75,931        2,361,966         286,617         656,642
Net transfers(1)                                             55,354        29,132         (963,662)        254,155         310,668
Transfers for policy loans                                   (1,813)         (370)         (44,118)         (2,619)        (21,150)
Policy charges                                              (17,564)      (15,978)        (914,212)        (64,873)       (147,351)
Contract terminations:
   Surrender benefits                                        (8,926)      (13,328)        (447,844)         (7,352)        (93,982)
   Death benefits                                                --            --             (727)             --            (756)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            348,112       361,232       14,863,194       1,507,876       3,179,273
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                               Segregated Asset Subaccounts
                                                          ----------------------------------------------------------------------
                                                                                                       Fid VIP         Fid VIP
                                                          Calvert VS    CS Mid-Cap     CS Sm Cap      Gro & Inc,       Mid Cap,
Year ended December 31, 2003 (continued)                  Social Bal        Gro            Gro         Serv Cl         Serv Cl
Operations
Investment income (loss) -- net                            $  3,236      $   (770)     $ (2,320)     $   (3,597)     $  (26,219)
Net realized gain (loss) on sales of investments             (1,746)        2,391         4,909          (1,897)            (70)
Distributions from capital gains                                 --            --            --              --              --
Net change in unrealized appreciation or depreciation
 of investments                                              29,397        24,857        98,827         685,476       1,442,118
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                  30,887        26,478       101,416         679,982       1,415,829
================================================================================================================================

Contract transactions
Contract purchase payments                                   90,917        22,016        66,680         965,854         927,760
Net transfers(1)                                             79,537       128,751         5,988       1,412,741         995,043
Transfers for policy loans                                       69        (2,243)        1,925          (7,474)        (28,737)
Policy charges                                               (9,868)       (5,364)       (9,103)       (172,589)       (212,171)
Contract terminations:
   Surrender benefits                                        (9,191)       (4,171)       (3,181)        (51,945)        (86,701)
   Death benefits                                                --            --            --              --          (1,251)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              151,464       138,989        62,309       2,146,587       1,593,943
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              93,168        42,341       179,869       2,066,614       2,877,537
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $275,519      $207,808      $343,594      $4,893,183      $5,887,309
================================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                      124,757        75,965       434,856       2,805,554       3,250,659
Contract purchase payments                                  110,753        32,167       141,119       1,194,539         948,608
Net transfers(1)                                             99,948       171,570         9,704       1,711,398         986,399
Transfers for policy loans                                       78        (3,287)        3,643          (9,313)        (32,775)
Policy charges                                              (12,230)       (7,601)      (18,013)       (214,353)       (216,803)
Contract terminations:
   Surrender benefits                                       (11,355)       (6,790)       (7,046)        (64,284)        (90,304)
   Death benefits                                                --            --            --              --          (1,278)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            311,951       262,024       564,263       5,423,541       4,844,506
================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
25 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                 Segregated Asset Subaccounts
                                                           -----------------------------------------------------------------------
                                                             Fid VIP         FTVIPT         FTVIPT         FTVIPT          GS VIT
                                                            Overseas,      Frank Real    Frank Sm Cap     Temp For        Core Sm
Year ended December 31, 2003 (continued)                     Serv Cl        Est, Cl 2      Val, Cl 2      Sec, Cl 2        Cap Eq
Operations
Investment income (loss) -- net                            $   (2,060)     $   23,220      $ (3,761)     $    9,170      $ (2,500)
Net realized gain (loss) on sales of investments               (3,770)         11,687        (5,010)         (7,673)        5,924
Distributions from capital gains                                   --              --            --              --        14,082
Net change in unrealized appreciation or depreciation
 of investments                                               223,656         420,125       167,240         356,315       132,234
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                   217,826         455,032       158,469         357,812       149,740
==================================================================================================================================

Contract transactions
Contract purchase payments                                    176,654         370,286       121,519         287,776        94,963
Net transfers(1)                                              242,726         244,332        78,639         349,668         3,266
Transfers for policy loans                                      1,386           7,717       (17,278)        (19,599)          215
Policy charges                                                (17,761)        (59,951)      (28,778)        (58,663)      (18,091)
Contract terminations:
   Surrender benefits                                          (7,336)        (45,349)      (17,296)        (16,909)      (13,070)
   Death benefits                                                  --              --            --              --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                395,669         517,035       136,806         542,273        67,283
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               329,879       1,081,042       463,557         792,287       273,748
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  943,374      $2,053,109      $758,832      $1,692,372      $490,771
==================================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                        555,349         924,112       423,218       1,147,191       317,003
Contract purchase payments                                    267,226         275,860       104,466         383,220        96,273
Net transfers(1)                                              331,440         176,139        56,476         468,298        11,839
Transfers for policy loans                                      1,954           4,901       (15,886)        (28,129)          138
Policy charges                                                (26,096)        (44,766)      (24,478)        (78,041)      (19,970)
Contract terminations:
   Surrender benefits                                         (10,707)        (31,587)      (14,465)        (22,346)      (12,505)
   Death benefits                                                  --              --            --              --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            1,119,166       1,304,659       529,331       1,870,193       392,778
==================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
26 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                Segregated Asset Subaccounts
                                                           ----------------------------------------------------------------------
                                                            GS VIT         GS VIT       Janus Aspen   Janus Aspen     Janus Aspen
                                                             Core          Mid Cap     Global Tech,    Intl Gro,     Mid Cap Gro,
Year ended December 31, 2003 (continued)                    U.S. Eq          Val           Serv          Serv            Serv
Operations
Investment income (loss) -- net                            $   (134)     $    3,700      $ (1,309)     $      991      $ (2,574)
Net realized gain (loss) on sales of investments                 13           3,901        (4,333)        (25,110)       (3,821)
Distributions from capital gains                                 --          31,248            --              --            --
Net change in unrealized appreciation or depreciation
 of investments                                             105,628         556,442        60,078         379,301        90,916
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                 105,507         595,291        54,436         355,182        84,521
=================================================================================================================================

Contract transactions
Contract purchase payments                                  134,915         548,739        50,782         301,596        91,094
Net transfers(1)                                             74,207         486,202        24,513        (107,839)       (8,024)
Transfers for policy loans                                    1,105          (1,396)         (868)           (453)       (3,524)
Policy charges                                              (21,331)       (103,461)      (10,127)        (59,403)      (17,903)
Contract terminations:
   Surrender benefits                                        (6,470)        (54,358)       (3,202)        (29,416)       (7,074)
   Death benefits                                                --          (1,233)           --              --            --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              182,426         874,493        61,098         104,485        54,569
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             268,255       1,640,643        95,541         956,613       204,653
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $556,188      $3,110,427      $211,075      $1,416,280      $343,743
=================================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                      417,680       1,455,865       310,275       1,825,532       562,638
Contract purchase payments                                  191,520         453,696       141,270         534,770       222,078
Net transfers(1)                                            103,355         391,266        60,413        (171,998)       (7,931)
Transfers for policy loans                                    1,613          (1,307)       (2,193)         (1,418)       (8,591)
Policy charges                                              (29,893)        (84,770)      (27,720)       (105,626)      (42,638)
Contract terminations:
   Surrender benefits                                        (9,365)        (44,589)       (9,873)        (54,008)      (17,850)
   Death benefits                                                --          (1,002)           --              --            --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            674,910       2,169,159       472,172       2,027,252       707,706
=================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
27 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                 Segregated Asset Subaccounts
                                                           -----------------------------------------------------------------------
                                                             Lazard          MFS Inv           MFS          Put VT     Put VT Intl
                                                             Retire         Gro Stock,       New Dis,     Hi Yield,     New Opp,
Year ended December 31, 2003 (continued)                     Intl Eq         Serv Cl         Serv Cl        Cl IB          Cl IB
Operations
Investment income (loss) -- net                            $   (3,187)     $   (8,322)     $  (10,689)     $ 26,985      $ (2,773)
Net realized gain (loss) on sales of investments               (2,168)        (13,276)        (16,578)        2,257           778
Distributions from capital gains                                   --              --              --            --            --
Net change in unrealized appreciation or depreciation
 of investments                                               165,457         199,154         361,251        55,392       136,040
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                   160,102         177,556         333,984        84,634       134,045
==================================================================================================================================

Contract transactions
Contract purchase payments                                    139,577         271,575         287,959        85,356       121,163
Net transfers(1)                                              255,703          96,481          19,134       148,540        34,464
Transfers for policy loans                                     (1,002)         (4,503)         (2,367)        3,106           836
Policy charges                                                (17,385)        (59,835)        (70,089)      (13,136)      (22,759)
Contract terminations:
   Surrender benefits                                          (3,816)        (22,141)        (41,428)       (6,811)      (14,672)
   Death benefits                                                  --              --              --        (1,548)       (1,727)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                373,077         281,577         193,209       215,507       117,305
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               374,938         693,921         909,181       229,797       322,065
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  908,117      $1,153,054      $1,436,374      $529,938      $573,415
==================================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                        566,542       1,364,169       1,465,450       231,985       574,343
Contract purchase payments                                    193,376         486,577         415,714        75,221       202,396
Net transfers(1)                                              347,857         168,258          30,796       136,006        61,540
Transfers for policy loans                                     (1,485)         (8,246)         (2,965)        2,822         1,350
Policy charges                                                (24,101)       (107,055)        (99,837)      (11,646)      (37,397)
Contract terminations:
   Surrender benefits                                          (4,848)        (38,333)        (58,145)       (6,429)      (24,664)
   Death benefits                                                  --              --              --        (1,350)       (2,833)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            1,077,341       1,865,370       1,751,013       426,609       774,735
==================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
28 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                 Segregated Asset Subaccounts
                                                          --------------------------------------------------------------------------
                                                              Put VT        Put VT
                                                             New Opp,       Vista,         Royce          Third Ave      Wanger Intl
Year ended December 31, 2003 (continued)                      Cl IA         Cl IB         Micro-Cap           Val           Sm Cap
Operations
Investment income (loss) -- net                           $  (116,187)     $ (3,326)     $  (26,139)     $  (24,961)     $   (5,161)
Net realized gain (loss) on sales of investments           (1,175,953)       (9,910)         16,664          (1,955)         17,433
Distributions from capital gains                                   --            --         151,563          68,643              --
Net change in unrealized appreciation or depreciation
 of investments                                             4,795,385       118,015       1,046,615       1,216,826         325,536
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                 3,503,245       104,779       1,188,703       1,258,553         337,808
====================================================================================================================================

Contract transactions
Contract purchase payments                                  2,460,810       107,751         597,887         761,706         201,336
Net transfers(1)                                           (1,448,191)      (78,567)        616,614         453,067         428,846
Transfers for policy loans                                    (18,816)       (2,292)        (15,819)        (50,502)          1,832
Policy charges                                               (810,398)      (18,767)       (139,491)       (144,949)        (42,085)
Contract terminations:
   Surrender benefits                                        (460,376)       (3,904)        (94,802)        (94,463)        (15,380)
   Death benefits                                              (2,079)           --              --          (1,087)           (893)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (279,050)        4,221         964,389         923,772         573,656
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            11,123,296       286,539       1,980,038       2,620,896         461,759
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $14,347,491      $395,539      $4,133,130      $4,803,221      $1,373,223
====================================================================================================================================

Accumulation unit activity
Units outstanding at beginning of year                     12,827,779       690,151       1,758,262       2,397,087         772,204
Contract purchase payments                                  2,521,711       236,381         461,990         606,691         290,474
Net transfers(1)                                           (1,424,505)     (152,056)        461,332         342,462         578,793
Transfers for policy loans                                    (21,213)       (4,953)        (15,140)        (43,768)          2,266
Policy charges                                               (852,049)      (39,547)       (106,279)       (116,234)        (63,239)
Contract terminations:
   Surrender benefits                                        (468,846)       (8,052)        (77,356)        (75,120)        (22,410)
   Death benefits                                              (2,055)           --              --            (848)         (1,292)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           12,580,822       721,924       2,482,809       3,110,270       1,556,796
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
29 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                   Segregated
                                                                                     Asset
                                                                                   Subaccount
                                                                                   ----------
                                                                                     Wanger
Year ended December 31, 2003 (continued)                                           U.S. Sm Co
Operations
Investment income (loss) -- net                                                    $  (16,684)
Net realized gain (loss) on sales of investments                                       12,130
Distributions from capital gains                                                           --
Net change in unrealized appreciation or depreciation of investments                  660,481
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                       655,927
==============================================================================================

Contract transactions
Contract purchase payments                                                            481,775
Net transfers(1)                                                                      895,756
Transfers for policy loans                                                              4,939
Policy charges                                                                        (99,606)
Contract terminations:
   Surrender benefits                                                                 (52,152)
   Death benefits                                                                      (1,855)
----------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                      1,228,857
----------------------------------------------------------------------------------------------
Net assets at beginning of year                                                     1,077,958
----------------------------------------------------------------------------------------------
Net assets at end of year                                                          $2,962,742
==============================================================================================

Accumulation unit activity
Units outstanding at beginning of year                                              1,133,052
Contract purchase payments                                                            420,659
Net transfers(1)                                                                      773,009
Transfers for policy loans                                                              4,229
Policy charges                                                                        (87,956)
Contract terminations:
   Surrender benefits                                                                 (47,128)
   Death benefits                                                                      (1,597)
----------------------------------------------------------------------------------------------
Units outstanding at end of year                                                    2,194,268
==============================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
30 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

Notes to Financial Statements

1. ORGANIZATION

IDS Life of New York Account 8 (the Variable Account) was established under New York law as a segregated asset account of IDS Life of New York. The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Variable Account is used as a funding vehicle for IDS Life of New York Variable Second-To-Die Life Insurance policies issued by IDS Life of New York.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

Subaccount                    Former Subaccount            Fund
----------------------------------------------------------------------------------------------------------------------------------
AXP VP Cash Mgmt                   YCM                     AXP(R) Variable Portfolio - Cash Management Fund(1)
AXP VP Div Bond                    YBD                     AXP(R) Variable Portfolio - Diversified Bond Fund(2)
AXP VP Div Eq Inc                  YDE                     AXP(R) Variable Portfolio - Diversified Equity Income Fund(3)
AXP VP Global Bond                 YGB                     AXP(R) Variable Portfolio - Global Bond Fund
AXP VP Gro                         YGR                     AXP(R) Variable Portfolio - Growth Fund
AXP VP Hi Yield Bond               YEX                     AXP(R) Variable Portfolio - High Yield Bond Fund
AXP VP Lg Cap Eq                   YCR                     AXP(R) Variable Portfolio - Large Cap Equity Fund(4)
                                                             (previously AXP(R) Variable Portfolio - Capital Resource Fund)
AXP VP Managed                     YMF                     AXP(R) Variable Portfolio - Managed Fund(5)
AXP VP New Dim                     YND                     AXP(R) Variable Portfolio - New Dimensions Fund(R)
AXP VP S&P 500                     YIV                     AXP(R) Variable Portfolio - S&P 500 Index Fund
AXP VP Short Duration              YFI                     AXP(R) Variable Portfolio - Short Duration U.S. Government Fund(6)
AXP VP Sm Cap Adv                  YSM                     AXP(R) Variable Portfolio - Small Cap Advantage Fund
AXP VP Strategy Aggr               YSA                     AXP(R) Variable Portfolio - Strategy Aggressive Fund
AXP VP THDL Emer Mkts              YEM                     AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund
                                                             (previously AXP(R) Variable Portfolio - Emerging Markets Fund)
AXP VP THDL Intl                   YIE                     AXP(R) Variable Portfolio - Threadneedle International Fund(7)
                                                             (previously AXP(R) Variable Portfolio - International Fund)
AIM VI Cap Appr, Ser I             YCA                     AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Dev, Ser I              YCD                     AIM V.I. Capital Development Fund, Series I Shares
AIM VI Core Eq, Ser I              YGI                     AIM V.I. Core Equity Fund, Series I Shares
AC VP Intl, Cl I                   YIR                     American Century(R) VP International, Class I
AC VP Val, Cl I                    YVL                     American Century(R) VP Value, Class I
Calvert VS Social Bal              YSB                     Calvert Variable Series, Inc. Social Balanced Portfolio
CS Mid-Cap Gro                     YEG                     Credit Suisse Trust - Mid-Cap Growth Portfolio
CS Sm Cap Gro                      YSC                     Credit Suisse Trust - Small Cap Growth Portfolio
Fid VIP Gro & Inc, Serv Cl         YGC                     Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl           YMP                     Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl          YOS                     Fidelity(R) VIP Overseas Portfolio Service Class
FTVIPT Frank Real Est, Cl 2        YRE                     FTVIPT Franklin Real Estate Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2      YSV                     FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2          YIF                     FTVIPT Templeton Foreign Securities Fund - Class 2
GS VIT Core Sm Cap Eq              YSE                     Goldman Sachs VIT CORE(SM) Small Cap Equity Fund
GS VIT Core U.S. Eq                YUE                     Goldman Sachs VIT CORE(SM) U.S. Equity Fund
GS VIT Mid Cap Val                 YMC                     Goldman Sachs VIT Mid Cap Value Fund
Janus Aspen Global Tech, Serv      YGT                     Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Intl Gro, Serv         YIG                     Janus Aspen Series International Growth Portfolio: Service Shares
Janus Aspen Mid Cap Gro, Serv      YAG                     Janus Aspen Series Mid Cap Growth Portfolio: Service Shares
Lazard Retire Intl Eq              YIP                     Lazard Retirement International Equity Portfolio
MFS Inv Gro Stock, Serv Cl         YGW                     MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               YDS                     MFS(R) New Discovery Series - Service Class
Put VT Hi Yield, Cl IB             YPH                     Putnam VT High Yield Fund - Class IB Shares
Put VT Intl New Opp, Cl IB         YIO                     Putnam VT International New Opportunities Fund - Class IB Shares
Put VT New Opp, Cl IA              YNO                     Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                YVS                     Putnam VT Vista Fund - Class IB Shares
Royce Micro-Cap                    YMI                     Royce Micro-Cap Portfolio
Third Ave Val                      YVA                     Third Avenue Value Portfolio
Wanger Intl Sm Cap                 YIC                     Wanger International Small Cap
Wanger U.S. Sm Co                  YSP                     Wanger U.S. Smaller Companies
----------------------------------------------------------------------------------------------------------------------------------
(1) IDS Life Series Fund - Money Market Portfolio merged into AXP(R)
    Variable Portfolio - Cash Management Fund on July 9, 2004.
(2) IDS Life Series Fund - Income Portfolio merged into AXP(R) Variable
    Portfolio - Diversified Bond Fund on July 9, 2004.

--------------------------------------------------------------------------------
31  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL
    REPORT

(3) IDS Life Series Fund - Equity Income Portfolio merged into AXP(R)
    Variable Portfolio - Diversified Equity Income Fund on July 9, 2004.
(4) IDS Life Series Fund - Equity Portfolio and AXP(R) Variable Portfolio -
    Blue Chip Advantage Fund merged into AXP(R) Variable Portfolio - Large
    Cap Equity Fund on July 9, 2004.
(5) IDS Life Series Fund - Managed Portfolio merged into AXP(R) Variable
    Portfolio - Managed Fund on July 9, 2004.
(6) IDS Life Series Fund - Government Securities Portfolio merged into
    AXP(R) Variable Portfolio - Short Duration U.S. Government Fund on July
    9, 2004.
(7) IDS Life Series Fund - International Equity Portfolio merged into AXP(R)
    Variable Portfolio - Threadneedle International Fund on July 9, 2004.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

American Express Financial Advisors Inc., an affiliate of IDS Life of New York, serves as distributor of the IDS Life of New York Variable
Second-To-Die Life Insurance Policy.

On Feb. 1, 2005, American Express Company announced plans to pursue a spin-off of 100% of the common stock of AEFC. AEFC is the parent company of IDS Life. IDS Life is the parent company of IDS Life of New York.

The spin-off of AEFC, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

Upon completion of the spin-off, AEFC will be a publicly traded company separate from American Express Company. AEFC will continue to own all the outstanding stock of IDS Life and will replace American Express Company as the ultimate control person of IDS Life of New York.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Federal Income Taxes

IDS Life of New York is taxed as a life insurance company. The Variable Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Variable Account for federal income taxes. IDS Life of New York will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

IDS Life of New York makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

--------------------------------------------------------------------------------
32 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life of New York is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse IDS Life of New York for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

IDS Life of New York deducts a premium expense charge from each premium payment. It partially compensates IDS Life of New York for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life of New York for paying premium taxes imposed by the state of New York.

Each month IDS Life of New York deducts charges for any optional insurance benefits added to the policy by the rider.

Some products may also charge a death benefit guarantee charge.

Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES

IDS Life of New York will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,302,654 in 2004 and $1,009,588 in 2003. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from surrender benefits paid by IDS Life of New York.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to AEFC, an affiliate of IDS Life of New York, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

Fund                                                                                                            Percentage range
--------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                                                                0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund                                                               0.610% to 0.535%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                      0.560% to 0.470%
AXP(R) Variable Portfolio - Global Bond Fund                                                                    0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                                                         0.630% to 0.570%
AXP(R) Variable Portfolio - High Yield Bond Fund                                                                0.620% to 0.545%
AXP(R) Variable Portfolio - Large Cap Equity Fund                                                               0.630% to 0.570%
AXP(R) Variable Portfolio - Managed Fund                                                                        0.630% to 0.550%
AXP(R) Variable Portfolio - New Dimensions Fund(R)                                                              0.630% to 0.570%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                                  0.290% to 0.260%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                                 0.610% to 0.535%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                            0.790% to 0.650%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                            0.650% to 0.575%
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund                                                  1.170% to 1.095%
AXP(R) Variable Portfolio - Threadneedle International Fund                                                     0.870% to 0.795%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
33 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Diversified Equity Income Fund
AXP(R) Variable Portfolio - Growth Fund
AXP(R) Variable Portfolio - Large Cap Equity Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - New Dimensions Fund(R)
AXP(R) Variable Portfolio - Small Cap Advantage Fund
AXP(R) Variable Portfolio - Strategy Aggressive Fund
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund
AXP(R) Variable Portfolio - Threadneedle International Fund

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life, an affiliate of IDS Life of NewYork, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

Fund                                                                                                            Percentage range
--------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                                                                0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund                                                               0.050% to 0.025%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                      0.040% to 0.020%
AXP(R) Variable Portfolio - Global Bond Fund                                                                    0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                                                         0.050% to 0.030%
AXP(R) Variable Portfolio - High Yield Bond Fund                                                                0.050% to 0.025%
AXP(R) Variable Portfolio - Large Cap Equity Fund                                                               0.050% to 0.030%
AXP(R) Variable Portfolio - Managed Fund                                                                        0.040% to 0.020%
AXP(R) Variable Portfolio - New Dimensions Fund(R)                                                              0.050% to 0.030%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                                  0.080% to 0.065%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                                 0.050% to 0.025%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                            0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                            0.060% to 0.035%
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund                                                  0.100% to 0.050%
AXP(R) Variable Portfolio - Threadneedle International Fund                                                     0.060% to 0.035%

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life of New York.

--------------------------------------------------------------------------------
34 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2004 were as follows:

Subaccount                     Fund                                                                               Purchases
---------------------------------------------------------------------------------------------------------------------------
AXP VP Cash Mgmt               AXP(R) Variable Portfolio - Cash Management Fund                                 $ 5,954,972
AXP VP Div Bond                AXP(R) Variable Portfolio - Diversified Bond Fund                                  7,506,591
AXP VP Div Eq Inc              AXP(R) Variable Portfolio - Diversified Equity Income Fund                         3,221,314
AXP VP Global Bond             AXP(R) Variable Portfolio - Global Bond Fund                                         588,043
AXP VP Gro                     AXP(R) Variable Portfolio - Growth Fund                                              414,011
AXP VP Hi Yield Bond           AXP(R) Variable Portfolio - High Yield Bond Fund                                   1,256,960
AXP VP Lg Cap Eq               AXP(R) Variable Portfolio - Large Cap Equity Fund                                 39,254,612
AXP VP Managed                 AXP(R) Variable Portfolio - Managed Fund                                          28,837,757
AXP VP New Dim                 AXP(R) Variable Portfolio - New Dimensions Fund(R)                                 1,187,061
AXP VP S&P 500                 AXP(R) Variable Portfolio - S&P 500 Index Fund                                     1,743,026
AXP VP Short Duration          AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                    1,957,676
AXP VP Sm Cap Adv              AXP(R) Variable Portfolio - Small Cap Advantage Fund                                 502,820
AXP VP Strategy Aggr           AXP(R) Variable Portfolio - Strategy Aggressive Fund                                  43,779
AXP VP THDL Emer Mkts          AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund                       599,777
AXP VP THDL Intl               AXP(R) Variable Portfolio - Threadneedle International Fund                       11,785,036
AIM VI Cap Appr, Ser I         AIM V.I. Capital Appreciation Fund, Series I Shares                                  238,464
AIM VI Cap Dev, Ser I          AIM V.I. Capital Development Fund, Series I Shares                                   183,074
AIM VI Core Eq, Ser I          AIM V.I. Core Equity Fund, Series I Shares                                           926,120
AC VP Intl, Cl I               American Century(R) VP International, Class I                                        373,392
AC VP Val, Cl I                American Century(R) VP Value, Class I                                              1,275,376
Calvert VS Social Bal          Calvert Variable Series, Inc. Social Balanced Portfolio                              220,808
CS Mid-Cap Gro                 Credit Suisse Trust - Mid-Cap Growth Portfolio                                       157,194
CS Sm Cap Gro                  Credit Suisse Trust - Small Cap Growth Portfolio                                     327,054
Fid VIP Gro & Inc, Serv Cl     Fidelity(R) VIP Growth & Income Portfolio Service Class                            1,906,307
Fid VIP Mid Cap, Serv Cl       Fidelity(R) VIP Mid Cap Portfolio Service Class                                    1,951,125
Fid VIP Overseas, Serv Cl      Fidelity(R) VIP Overseas Portfolio Service Class                                     725,653
FTVIPT Frank Real Est, Cl 2    FTVIPT Franklin Real Estate Fund - Class 2                                         1,025,625
FTVIPT Frank Sm Cap Val, Cl 2  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                            527,258
FTVIPT Temp For Sec, Cl 2      FTVIPT Templeton Foreign Securities Fund - Class 2                                   690,572
GS VIT Core Sm Cap Eq          Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                     170,775
GS VIT Core U.S. Eq            Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                          753,963
GS VIT Mid Cap Val             Goldman Sachs VIT Mid Cap Value Fund                                               1,774,873
Janus Aspen Global Tech, Serv  Janus Aspen Series Global Technology Portfolio: Service Shares                       379,739
Janus Aspen Intl Gro, Serv     Janus Aspen Series International Growth Portfolio: Service Shares                    340,198
Janus Aspen Mid Cap Gro, Serv  Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                          110,613
Lazard Retire Intl Eq          Lazard Retirement International Equity Portfolio                                     582,929
MFS Inv Gro Stock, Serv Cl     MFS(R) Investors Growth Stock Series - Service Class                                 311,437
MFS New Dis, Serv Cl           MFS(R) New Discovery Series - Service Class                                          310,352
Put VT Hi Yield, Cl IB         Putnam VT High Yield Fund - Class IB Shares                                          291,067
Put VT Intl New Opp, Cl IB     Putnam VT International New Opportunities Fund - Class IB Shares                     162,123
Put VT New Opp, Cl IA          Putnam VT New Opportunities Fund - Class IA Shares                                   581,548
Put VT Vista, Cl IB            Putnam VT Vista Fund - Class IB Shares                                               102,373
Royce Micro-Cap                Royce Micro-Cap Portfolio                                                          1,452,372
Third Ave Val                  Third Avenue Value Portfolio                                                       1,432,824
Wanger Intl Sm Cap             Wanger International Small Cap                                                     1,210,124
Wanger U.S. Sm Co              Wanger U.S. Smaller Companies                                                      1,550,304
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
35 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                                                                                                    AXP VP
                                         AXP VP         AXP VP         AXP VP         AXP VP         AXP VP        Hi Yield
                                        Cash Mgmt      Div Bond      Div Eq Inc     Global Bond        Gro           Bond
                                        ------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2001                          $1.02          $1.08          $1.03          $1.06          $0.61          $0.99
At Dec. 31, 2002                          $1.03          $1.13          $0.83          $1.21          $0.45          $0.92
At Dec. 31, 2003                          $1.02          $1.17          $1.15          $1.35          $0.54          $1.14
At Dec. 31, 2004                          $1.02          $1.21          $1.35          $1.47          $0.58          $1.26
----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                            532            738            662             88            206            373
At Dec. 31, 2002                            950          1,935          1,564            221            572            941
At Dec. 31, 2003                          1,081          2,197          2,517            414          1,455          1,704
At Dec. 31, 2004                          4,552          7,907          5,088            748          1,984          2,266
----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                           $544           $795           $680            $93           $126           $370
At Dec. 31, 2002                           $974         $2,181         $1,290           $266           $256           $866
At Dec. 31, 2003                         $1,104         $2,563         $2,905           $559           $784         $1,947
At Dec. 31, 2004                         $4,641         $9,555         $6,881         $1,102         $1,149         $2,858
----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001          2.70%          6.26%          1.41%          5.83%             --         10.77%
For the year ended Dec. 31, 2002          1.13%          5.13%          1.64%          4.70%          0.10%          7.68%
For the year ended Dec. 31, 2003          0.51%          3.57%          1.60%          7.32%          0.21%          7.62%
For the year ended Dec. 31, 2004          0.92%          3.91%          1.65%          4.09%          0.33%          6.98%
----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
For the year ended Dec. 31, 2002          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
For the year ended Dec. 31, 2003          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
For the year ended Dec. 31, 2004          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001          2.00%          5.88%          0.98%          0.00%        (31.46%)         3.13%
For the year ended Dec. 31, 2002          0.98%          4.63%        (19.42%)        14.15%        (26.23%)        (7.07%)
For the year ended Dec. 31, 2003         (0.97%)         3.54%         38.55%         11.57%         20.00%         23.91%
For the year ended Dec. 31, 2004         (0.16%)         3.55%         17.15%          9.04%          7.46%         10.40%
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
36 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

                                                                                                     AXP VP         AXP VP
                                         AXP VP         AXP VP         AXP VP         AXP VP         Short          Sm Cap
                                        Lg Cap Eq       Managed        New Dim        S&P 500       Duration          Adv
                                        ------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2001                          $0.70          $0.82          $0.74          $0.83          $1.06          $0.91
At Dec. 31, 2002                          $0.54          $0.71          $0.58          $0.64          $1.11          $0.74
At Dec. 31, 2003                          $0.69          $0.85          $0.71          $0.81          $1.12          $1.09
At Dec. 31, 2004                          $0.73          $0.92          $0.73          $0.89          $1.12          $1.28
----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                             20            131          2,895          1,027            138            115
At Dec. 31, 2002                             38            252          6,546          2,200            931            255
At Dec. 31, 2003                            290            515          8,149          3,339          1,139            527
At Dec. 31, 2004                         54,272         32,215          8,857          4,986          2,469            852
----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                            $14           $108         $2,151           $857           $146           $104
At Dec. 31, 2002                            $21           $179         $3,764         $1,412         $1,038           $190
At Dec. 31, 2003                           $202           $436         $5,783         $2,718         $1,277           $576
At Dec. 31, 2004                        $39,523        $29,642         $6,433         $4,435         $2,767         $1,092
----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001          0.77%          2.56%          0.34%          1.14%          4.36%             --
For the year ended Dec. 31, 2002          0.55%          2.73%          0.53%          1.01%          2.91%             --
For the year ended Dec. 31, 2003          0.62%          2.24%          0.68%          1.20%          2.30%             --
For the year ended Dec. 31, 2004          1.05%          2.02%          1.05%          1.52%          2.48%             --
----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
For the year ended Dec. 31, 2002          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
For the year ended Dec. 31, 2003          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
For the year ended Dec. 31, 2004          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        (18.60%)       (11.83%)       (17.78%)       (13.54%)         3.92%         (7.14%)
For the year ended Dec. 31, 2002        (22.86%)       (13.41%)       (21.62%)       (22.89%)         4.72%        (18.68%)
For the year ended Dec. 31, 2003         27.78%         19.72%         22.41%         26.56%          0.90%         47.30%
For the year ended Dec. 31, 2004          4.94%          8.62%          2.35%          9.28%         (0.05%)        17.48%
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
37 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

                                         AXP VP         AXP VP         AXP VP         AIM VI         AIM VI         AIM VI
                                        Strategy         THDL           THDL        Cap Appr,       Cap Dev,       Core Eq,
                                          Aggr         Emer Mkts        Intl          Ser I          Ser I          Ser I
                                        ------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2001                          $0.38          $0.91          $0.54          $0.68          $0.92          $1.36
At Dec. 31, 2002                          $0.26          $0.85          $0.44          $0.51          $0.71          $1.14
At Dec. 31, 2003                          $0.33          $1.18          $0.55          $0.65          $0.96          $1.40
At Dec. 31, 2004                          $0.36          $1.46          $0.64          $0.69          $1.10          $1.52
----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                            317             14             27             90            143         16,462
At Dec. 31, 2002                            480             71            124            226            286         14,872
At Dec. 31, 2003                            660            127            249            348            361         14,863
At Dec. 31, 2004                            641            295         20,215            676            510         13,677
----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                           $121            $13            $15            $61           $131        $22,399
At Dec. 31, 2002                           $124            $60            $54           $115           $204        $16,932
At Dec. 31, 2003                           $218           $151           $138           $227           $346        $20,866
At Dec. 31, 2004                           $229           $431        $13,038           $466           $559        $20,735
----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001          0.30%          0.02%          1.51%             --             --          0.05%
For the year ended Dec. 31, 2002             --             --          1.01%             --             --          0.32%
For the year ended Dec. 31, 2003             --          1.89%          0.95%             --             --          1.04%
For the year ended Dec. 31, 2004             --          2.66%          1.13%             --             --          0.97%
----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
For the year ended Dec. 31, 2002          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
For the year ended Dec. 31, 2003          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
For the year ended Dec. 31, 2004          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        (34.48%)        (2.15%)       (28.95%)       (23.60%)        (8.91%)       (23.60%)
For the year ended Dec. 31, 2002        (31.58%)        (6.59%)       (18.52%)       (25.00%)       (22.83%)       (16.18%)
For the year ended Dec. 31, 2003         26.92%         38.82%         25.00%         27.45%         35.21%         22.81%
For the year ended Dec. 31, 2004          8.43%         23.03%         16.35%          5.67%         14.46%          7.99%
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
38 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

                                                                                                                   Fid VIP
                                          AC VP          AC VP       Calvert VS     CS Mid-Cap     CS Sm Cap      Gro & Inc,
                                        Intl, Cl I     Val, Cl I     Social Bal         Gro            Gro          Serv Cl
                                        ------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2001                          $0.71          $1.20          $0.86          $0.80          $0.63          $0.89
At Dec. 31, 2002                          $0.56          $1.04          $0.75          $0.56          $0.41          $0.74
At Dec. 31, 2003                          $0.69          $1.33          $0.88          $0.79          $0.61          $0.90
At Dec. 31, 2004                          $0.78          $1.51          $0.95          $0.89          $0.67          $0.95
----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                            419            964             56             30            183          1,119
At Dec. 31, 2002                          1,042          2,475            125             76            435          2,806
At Dec. 31, 2003                          1,508          3,179            312            262            564          5,424
At Dec. 31, 2004                          1,867          3,733            512            406            784          6,923
----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                           $295         $1,159            $48            $24           $115           $998
At Dec. 31, 2002                           $580         $2,575            $93            $42           $180         $2,067
At Dec. 31, 2003                         $1,035         $4,224           $276           $208           $344         $4,893
At Dec. 31, 2004                         $1,460         $5,618           $485           $361           $524         $6,546
----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001             --             --         10.97%             --             --          0.21%
For the year ended Dec. 31, 2002          0.64%          0.61%          3.94%             --             --          0.83%
For the year ended Dec. 31, 2003          0.64%          1.01%          2.74%             --             --          0.80%
For the year ended Dec. 31, 2004          0.50%          0.94%          2.02%             --             --          0.72%
----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
For the year ended Dec. 31, 2002          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
For the year ended Dec. 31, 2003          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
For the year ended Dec. 31, 2004          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        (29.00%)        12.15%         (7.53%)       (16.67%)       (17.11%)       (10.10%)
For the year ended Dec. 31, 2002        (21.13%)       (13.33%)       (12.79%)       (30.00%)       (34.92%)       (16.85%)
For the year ended Dec. 31, 2003         23.21%         27.88%         17.33%         41.07%         48.78%         21.62%
For the year ended Dec. 31, 2004         13.89%         13.31%          7.29%         12.11%          9.88%          4.81%
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
39 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

                                         Fid VIP       Fid VIP         FTVIPT        FTVIPT          FTVIPT         GS VIT
                                        Mid Cap,      Overseas,      Frank Real    Frank Sm Cap     Temp For       Core Sm
                                         Serv Cl       Serv Cl        Est, Cl 2       Val, Cl       Sec, Cl 2       Cap Eq
                                        ------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2001                          $0.99          $0.75          $1.16          $1.22          $0.86          $1.02
At Dec. 31, 2002                          $0.89          $0.59          $1.17          $1.10          $0.69          $0.86
At Dec. 31, 2003                          $1.22          $0.84          $1.57          $1.43          $0.90          $1.25
At Dec. 31, 2004                          $1.50          $0.95          $2.06          $1.76          $1.06          $1.44
----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                          1,326            222            267            131            262            100
At Dec. 31, 2002                          3,251            555            924            423          1,147            317
At Dec. 31, 2003                          4,845          1,119          1,305            529          1,870            393
At Dec. 31, 2004                          5,928          1,871          1,727            791          2,266            462
----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                         $1,315           $167           $309           $159           $225           $103
At Dec. 31, 2002                         $2,878           $330         $1,081           $464           $792           $274
At Dec. 31, 2003                         $5,887           $943         $2,053           $759         $1,692           $491
At Dec. 31, 2004                         $8,907         $1,774         $3,549         $1,391         $2,409           $665
----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001             --          0.14%          1.84%          0.14%          1.11%          0.78%
For the year ended Dec. 31, 2002          0.55%          0.46%          2.50%          0.32%          1.56%          0.41%
For the year ended Dec. 31, 2003          0.26%          0.52%          2.48%          0.21%          1.70%          0.25%
For the year ended Dec. 31, 2004             --          0.87%          1.76%          0.17%          1.07%          0.21%
----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
For the year ended Dec. 31, 2002          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
For the year ended Dec. 31, 2003          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
For the year ended Dec. 31, 2004          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001         (4.81%)       (21.88%)         7.41%         12.96%        (16.50%)         3.03%
For the year ended Dec. 31, 2002        (10.10%)       (21.33%)         0.86%         (9.84%)       (19.77%)       (15.69%)
For the year ended Dec. 31, 2003         37.08%         42.37%         34.19%         30.00%         30.43%         45.35%
For the year ended Dec. 31, 2004         23.65%         12.46%         30.62%         22.64%         17.47%         15.28%
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
40 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

                                         GS VIT         GS VIT      Janus Aspen     Janus Aspen    Janus Aspen      Lazard
                                          Core         Mid Cap      Global Tech,     Intl Gro,     Mid Cap Gro,     Retire
                                         U.S. Eq         Val            Serv           Serv           Serv          Intl Eq
                                        ------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2001                          $0.83          $1.19          $0.53          $0.71          $0.51          $0.75
At Dec. 31, 2002                          $0.64          $1.13          $0.31          $0.52          $0.36          $0.66
At Dec. 31, 2003                          $0.82          $1.43          $0.45          $0.70          $0.49          $0.84
At Dec. 31, 2004                          $0.94          $1.79          $0.45          $0.82          $0.58          $0.96
----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                            167            468            165            905            373            244
At Dec. 31, 2002                            418          1,456            310          1,826            563            567
At Dec. 31, 2003                            675          2,169            472          2,027            708          1,077
At Dec. 31, 2004                          1,362          2,817            638          2,058            745          1,671
----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                           $138           $558            $87           $644           $191           $182
At Dec. 31, 2002                           $268         $1,641            $96           $957           $205           $375
At Dec. 31, 2003                           $556         $3,110           $211         $1,416           $344           $908
At Dec. 31, 2004                         $1,279         $5,039           $284         $1,691           $432         $1,605
----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001          1.15%          1.99%           0.77%         0.78%             --          0.01%
For the year ended Dec. 31, 2002          0.86%          1.51%            --           0.75%             --          0.08%
For the year ended Dec. 31, 2003          0.88%          1.08%            --           1.00%             --          0.34%
For the year ended Dec. 31, 2004          1.56%          0.68%            --           0.87%             --          0.54%
----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
For the year ended Dec. 31, 2002          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
For the year ended Dec. 31, 2003          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
For the year ended Dec. 31, 2004          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        (12.63%)        11.21%        (37.65%)       (24.47%)       (40.00%)       (24.24%)
For the year ended Dec. 31, 2002        (22.89%)        (5.04%)       (41.51%)       (26.76%)       (29.41%)       (12.00%)
For the year ended Dec. 31, 2003         28.13%         26.55%         45.16%         34.62%         36.11%         27.27%
For the year ended Dec. 31, 2004         13.91%         24.76%         (0.34%)        17.62%         19.40%         13.95%
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
41 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

                                         MFS Inv          MFS          Put VT      Put VT Intl       Put VT         Put VT
                                       Gro Stock,      New Dis,       Hi Yield,      New Opp,       New Opp,        Vista,
                                         Serv Cl        Serv Cl         Cl IB          Cl IB          Cl IA          Cl IB
                                       -------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2001                          $0.71          $0.92          $1.01          $0.66          $1.26          $0.60
At Dec. 31, 2002                          $0.51          $0.62          $0.99          $0.56          $0.87          $0.42
At Dec. 31, 2003                          $0.62          $0.82          $1.24          $0.74          $1.14          $0.55
At Dec. 31, 2004                          $0.67          $0.86          $1.36          $0.83          $1.25          $0.64
----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                            923            659            154            284         13,900            385
At Dec. 31, 2002                          1,364          1,465            232            574         12,828            690
At Dec. 31, 2003                          1,865          1,751            427            775         12,581            722
At Dec. 31, 2004                          2,093          1,893            556            857         11,509            743
----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                           $656           $605           $155           $186        $17,448           $233
At Dec. 31, 2002                           $694           $909           $230           $322        $11,123           $287
At Dec. 31, 2003                         $1,153         $1,436           $530           $573        $14,347           $396
At Dec. 31, 2004                         $1,397         $1,635           $757           $713        $14,381           $479
----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001          0.02%             --          2.62%             --             --             --
For the year ended Dec. 31, 2002             --             --          9.40%          0.57%             --             --
For the year ended Dec. 31, 2003             --             --          7.87%          0.27%             --             --
For the year ended Dec. 31, 2004             --             --          7.44%          0.94%             --             --
----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
For the year ended Dec. 31, 2002          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
For the year ended Dec. 31, 2003          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
For the year ended Dec. 31, 2004          0.90%          0.90%          0.90%          0.90%          0.90%          0.90%
----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        (25.26%)        (6.12%)         3.06%        (29.03%)       (30.39%)       (34.78%)
For the year ended Dec. 31, 2002        (28.17%)       (32.61%)        (1.98%)       (15.15%)       (30.95%)       (30.00%)
For the year ended Dec. 31, 2003         21.57%         32.26%         25.25%         32.14%         31.03%         30.95%
For the year ended Dec. 31, 2004          8.01%          5.26%          9.55%         12.33%          9.58%         17.54%
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
42 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

                                                                        Royce        Third Ave     Wanger Intl      Wanger
                                                                      Micro-Cap         Val           Sm Cap      U.S. Sm Co
                                                                      ------------------------------------------------------
Accumulation unit value
At Dec. 31, 2001                                                        $1.30          $1.24          $0.70          $1.15
At Dec. 31, 2002                                                        $1.13          $1.09          $0.60          $0.95
At Dec. 31, 2003                                                        $1.66          $1.54          $0.88          $1.35
At Dec. 31, 2004                                                        $1.88          $1.84          $1.14          $1.58
----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                                                          583          1,131            180            239
At Dec. 31, 2002                                                        1,758          2,397            772          1,133
At Dec. 31, 2003                                                        2,483          3,110          1,557          2,194
At Dec. 31, 2004                                                        2,826          3,646          2,345          3,089
----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                                                         $761         $1,397           $126           $276
At Dec. 31, 2002                                                       $1,980         $2,621           $462         $1,078
At Dec. 31, 2003                                                       $4,133         $4,803         $1,373         $2,963
At Dec. 31, 2004                                                       $5,307         $6,690         $2,671         $4,891
----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001                                           --          0.15%            --           0.01%
For the year ended Dec. 31, 2002                                           --          0.22%            --             --
For the year ended Dec. 31, 2003                                           --          0.20%          0.24%            --
For the year ended Dec. 31, 2004                                           --          0.54%          0.57%            --
----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001                                        0.90%          0.90%          0.90%          0.90%
For the year ended Dec. 31, 2002                                        0.90%          0.90%          0.90%          0.90%
For the year ended Dec. 31, 2003                                        0.90%          0.90%          0.90%          0.90%
For the year ended Dec. 31, 2004                                        0.90%          0.90%          0.90%          0.90%
----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001                                       28.71%         12.73%        (22.22%)         9.52%
For the year ended Dec. 31, 2002                                      (13.08%)       (12.10%)       (14.29%)       (17.39%)
For the year ended Dec. 31, 2003                                       46.90%         41.28%         46.67%         42.11%
For the year ended Dec. 31, 2004                                       12.83%         18.82%         29.10%         17.27%
----------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

--------------------------------------------------------------------------------
43 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2004 ANNUAL REPORT

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2004 and 2003, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of IDS Life Insurance Company of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, in 2004 IDS Life Insurance Company of New York adopted the provision of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" and in 2003 adopted the provisions of Financial Accounting Standards Board Interpretation No. 46 (Revised December 2003), "Consolidation of Variable Interest Entities."

                                                           /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 18, 2005

--------------------------------------------------------------------------------
1

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

BALANCE SHEETS

December 31, (In thousands, except share amounts)                                                       2004          2003
ASSETS
Investments:
   Available-for-Sale: (Note 2)
      Fixed maturities, at fair value (amortized cost: 2004, $1,346,261; 2003, $1,290,945)         $1,398,741    $1,340,932
      Preferred and common stocks, at fair value (cost: 2004, $2,000; 2003, $2,000)                     2,082         2,070
   Mortgage loans on real estate, at cost (less reserves: 2004, $2,297; 2003, $1,498)                 166,218       158,581
   Policy loans                                                                                        30,550        29,640
------------------------------------------------------------------------------------------------------------------------------------
         Total investments                                                                          1,597,591     1,531,223

Cash and cash equivalents                                                                              25,176        13,615
Amounts recoverable from reinsurers                                                                    31,006        24,179
Amounts due from brokers                                                                                    9            12
Other accounts receivable                                                                               2,740         2,131
Accrued investment income                                                                              17,630        17,020
Deferred policy acquisition costs (Note 3)                                                            190,548       178,641
Deferred sales inducement costs (Note 4)                                                                6,186         5,716
Other assets                                                                                            5,573         5,163
Separate account assets                                                                             1,681,670     1,443,767
------------------------------------------------------------------------------------------------------------------------------------
         Total assets                                                                              $3,558,129    $3,221,467
====================================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $1,137,105    $1,073,952
      Variable annuity guarantees                                                                       1,565            --
      Universal life-type insurance                                                                   183,305       177,458
      Traditional life insurance                                                                       20,256        20,054
      Disability income and long-term care insurance                                                  110,536        96,988
   Policy claims and other policyholders' funds                                                         5,600         4,778
   Deferred income taxes, net                                                                           3,953         2,042
   Other liabilities                                                                                   13,000        13,557
   Separate account liabilities                                                                     1,681,670     1,443,767
------------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                                          3,156,990     2,832,596
------------------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value; 200,000 shares authorized, issued and outstanding                      2,000         2,000
   Additional paid-in capital                                                                          49,000        49,000
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                  29,979        31,229
   Retained earnings                                                                                  320,160       306,642
------------------------------------------------------------------------------------------------------------------------------------
         Total stockholder's equity                                                                   401,139       388,871
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                         $3,558,129    $3,221,467
====================================================================================================================================

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
2

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF INCOME

Years ended December 31, (In thousands)                                                 2004            2003          2002
REVENUES
Premiums:
   Traditional life insurance                                                         $  4,072       $  3,825      $  3,679
   Disability income and long-term care insurance                                       17,643         17,873        16,364
------------------------------------------------------------------------------------------------------------------------------------
      Total premiums                                                                    21,715         21,698        20,043
Net investment income                                                                   86,035         87,117        84,176
Contractholder and policyholder charges                                                 31,519         29,729        28,860
Mortality and expense risk and other fees                                               20,605         14,326        13,960
Net realized gain (loss) on investments                                                    575           (338)       (8,481)
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                            160,449        152,532       138,558
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Death and other benefits:
   Traditional life insurance                                                            2,693          3,812         3,451
   Investment contracts and universal life-type insurance                               11,541         11,885         6,433
   Disability income and long-term care insurance                                        5,264          3,598         3,801
(Decrease) increase in liabilities for future policy benefits:
   Traditional life insurance                                                             (556)          (704)         (714)
   Disability income and long-term care insurance                                        8,897         10,401        10,066
Interest credited on investment contracts and universal life-type insurance             48,403         51,823        44,910
Amortization of deferred policy acquisition costs                                       10,489          8,479        16,943
Other insurance and operating expenses                                                  17,862         17,024        12,333
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                            104,593        106,318        97,223
------------------------------------------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change                                55,856         46,214        41,335
Income tax provision                                                                    18,113         15,286        14,302
------------------------------------------------------------------------------------------------------------------------------------
Income before accounting change                                                         37,743         30,928        27,033
Cumulative effect of accounting change, net of tax benefit (Note 1)                     (2,725)            --            --
------------------------------------------------------------------------------------------------------------------------------------
Net income                                                                            $ 35,018       $ 30,928      $ 27,033
====================================================================================================================================

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
3

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

Years ended December 31, (In thousands)                                                 2004            2003          2002
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                           $  35,018      $  30,928     $  27,033
Adjustments to reconcile net income to net cash provided by operating activities:
   Policy loans, excluding universal life-type insurance:
      Repayment                                                                          2,494          2,566         2,912
      Issuance                                                                          (2,554)        (2,230)       (2,430)
   Change in accrued investment income                                                      25           (707)         (945)
   Change in amounts recoverable from reinsurers                                        (6,827)        (4,112)       (4,166)
   Change in other accounts receivable                                                    (609)          (555)          925
   Change in other assets and liabilities, net                                          (2,015)        (3,438)       (4,737)
   Change in deferred policy acquisition costs, net                                    (12,891)       (15,447)      (13,383)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                    13,750         14,246        14,898
   Change in policy claims and other policyholder's funds                                  822          2,435        (4,461)
   Deferred income tax provision                                                         4,051          3,870         1,851
   Amortization of premium (accretion of discount), net                                  2,236            808          (819)
   Net realized (gain) loss on investments                                                (575)           338         8,481
   Policyholder and contractholder charges, non-cash                                   (14,266)       (14,352)      (13,394)
   Cumulative effect of accounting change, net of tax benefit (Note 1)                   2,725             --            --
------------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                                         21,384         14,350        11,765
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
   Purchases                                                                          (278,401)      (718,910)     (590,944)
   Maturities, sinking fund payments and calls                                         128,099        139,530       198,972
   Sales                                                                                92,583        488,168       215,680
Other investments, excluding policy loans:
   Purchases                                                                           (40,402)       (70,848)       (1,374)
   Sales, maturities, sinking fund payments and calls                                   31,508         24,184        14,235
Change in amounts due to and from brokers, net                                               3            (12)      (31,487)
------------------------------------------------------------------------------------------------------------------------------------
      Net cash used in investing activities                                            (66,610)      (137,888)     (194,918)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-type insurance:
   Considerations received                                                             111,916        141,822       174,235
   Surrenders and other benefits                                                       (81,182)       (61,174)      (15,299)
   Interest credited to account values                                                  48,403         51,823        44,910
Universal life-type insurance policy loans:
   Repayment                                                                             4,735          4,484         4,150
   Issuance                                                                             (5,585)        (3,908)       (4,102)
Cash dividends to IDS Life Insurance Company                                           (21,500)       (20,000)      (14,000)
------------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by financing activities                                         56,787        113,047       189,894
Net increase (decrease) in cash and cash equivalents                                    11,561        (10,491)        6,741
Cash and cash equivalents at beginning of year                                          13,615         24,106        17,365
------------------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                             $  25,176      $  13,615     $  24,106
====================================================================================================================================
Supplemental disclosures:
   Income taxes paid                                                                 $  12,378      $  12,340     $  13,059
   Interest on borrowings                                                                   --            108             6

See accompanying Notes to Financial Statements.

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4
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IDS Life Insurance Company of New York
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
STATEMENTS OF STOCKHOLDER'S EQUITY
                                                                                               Accumulated
                                                                                                  Other
                                                                                  Additional  Comprehensive                Total
                                                                         Capital    Paid-in  Income (Loss), Retained   Stockholder's
For the three years ended December 31, 2004 (In thousands)                Stock     Capital    Net of Tax   Earnings      Equity
------------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2001, as previously reported                        $ 2,000   $49,000       $ 4,588     $260,875     $316,463
Deferred tax adjustment (Note 1)                                               --        --            --       21,806       21,806
                                                                          ----------------------------------------------------------
Balance, December 31, 2001, adjusted                                      $ 2,000   $49,000       $ 4,588     $282,681     $338,269
Comprehensive income:
   Net income                                                                  --        --            --       27,033       27,033
   Net unrealized holding gains on Available-for-Sale securities arising during the year, net of deferred policy acquisition costs
      of ($2,833) and income tax provision of ($13,606)                        --        --        25,268           --       25,268
   Reclassification adjustment for losses on Available-for-Sale securities
      included in net income, net of income tax benefit of $2,846              --        --         5,285           --        5,285
                                                                                                  -------                  ---------
   Other comprehensive income                                                  --        --        30,553           --       30,553
                                                                                                  -------                  ---------
   Comprehensive income                                                                                                      57,586
Cash dividends                                                                 --        --            --      (14,000)     (14,000)
------------------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2002                                                $ 2,000   $49,000       $35,141     $295,714     $381,855
Comprehensive income:
   Net income                                                                  --        --            --       30,928       30,928
   Net unrealized holding losses on Available-for-Sale securities arising during the year, net of deferred policy acquisition costs
      of ($1,041) and income tax benefit of $2,107                             --        --        (3,911)          --       (3,911)
   Reclassification adjustment for losses on Available-for-Sale securities
      included in net income, net of income tax benefit of $nil                --        --            (1)          --           (1)
                                                                                                  -------                  ---------
   Other comprehensive income                                                  --        --        (3,912)          --       (3,912)
                                                                                                  -------                  ---------
   Comprehensive income                                                                                                      27,016
Cash dividends                                                                 --        --            --      (20,000)     (20,000)
------------------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2003                                                $ 2,000   $49,000       $31,229     $306,642     $388,871
Comprehensive income:
   Net income                                                                  --        --            --       35,018       35,018
   Net unrealized holding losses on Available-for-Sale securities arising during the year, net of income tax benefit of $32
      and net of adjustments to deferred policy acquisition costs
      of ($2,037) and deferred sales inducement costs of $391.                 --        --           (59)          --          (59)
   Reclassification adjustment for gains on Available-for-Sale securities
      included in net income, net of income tax provision of $641              --        --        (1,191)          --       (1,191)
                                                                                                  -------                  ---------
   Other comprehensive loss                                                    --        --        (1,250)          --       (1,250)
                                                                                                  -------                  ---------
   Comprehensive income                                                                                                      33,768
Cash dividends                                                                 --        --            --      (21,500)     (21,500)
------------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2004                                                $ 2,000   $49,000       $29,979     $320,160     $401,139
====================================================================================================================================

See accompanying Notes to Financial Statements.

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IDS Life Insurance Company of New York
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NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company of New York (IDS Life of New York) is a stock life insurance company organized under the laws of the State of New York. IDS Life of New York is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), a Minnesota corporation. IDS Life is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. IDS Life of New York serves residents of the State of New York.

IDS Life of New York's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life of New York's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life of New York has the option of paying a higher rate set at its discretion. IDS Life of New York also offers variable annuities, including the American Express Retirement Advisor Advantage Plus(R) Variable Annuity and the American Express Retirement Advisor Select Plus(R) Variable Annuity. Life insurance products currently offered by IDS Life of New York include universal life (fixed and variable, single life and joint life) single premium life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life of New York also markets disability income insurance. Although IDS Life of New York discontinued issuance of long-term care insurance at the end of 2002, IDS Life of New York still retains risk on a block of existing contracts, 50% of which are reinsured. In May 2003, IDS Life of New York began outsourcing claims administration as well.

Under IDS Life of New York's variable life and annuity products described above, the purchaser may choose among investment options that include IDS Life of New York's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of presentation

The accompanying Financial Statements have been prepared in conformity with accounting principles generally accepted in the U.S. (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (IDS Life of New York's primary regulator), as reconciled in Note 6. Certain prior year amounts have been reclassified to conform to the current year's presentation. Additionally, IDS Life of New York recorded a $21.8 million adjustment to increase December 31, 2001 retained earnings. The adjustment resulted from a detailed review of the deferred tax asset and liability accounts whereby it was determined that IDS Life of New York did not give proper consideration to all temporary differences. The transactions that gave rise to the temporary differences primarily occurred in 2001 and prior years.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenues

Premium revenues

Premium revenues include premiums on traditional life, disability income and long-term care products. Such premiums are recognized as revenue when due.

Net investment income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, structured securities, mortgage loans on real estate and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

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IDS Life Insurance Company of New York
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Contractholder and policyholder charges

Contractholder and policyholder charges include certain charges assessed on annuities and universal and variable universal life insurance. Contractholder and policyholder charges include cost of insurance, administrative and surrender charges on annuities and universal and variable universal life insurance. Cost of insurance charges on universal and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and expense risk and other fees

Mortality and expense risk and other fees include risk fees, management and administration fees, which are generated directly and indirectly from IDS Life of New York's separate account assets. IDS Life of New York's mortality and expense risk and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net realized gain (loss) on investments

Realized gains and losses are recognized using specific identification on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Balance Sheet

Investments

Available for sale fixed maturity and equity securities

Available-for-Sale investment securities are carried at fair value on the balance sheet with unrealized gains (losses) recorded in other accumulated comprehensive income (loss) within equity, net of income tax provisions (benefits) and net of adjustments in assets and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. IDS Life of New York also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally based on quoted market prices. However, IDS Life of New York's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations
(CDOs) and securitized loan trusts (SLTs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, defaults and recovery rates of the underlying investments and, as such, are subject to change.

Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life of New York generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents

IDS Life of New York has defined cash equivalents to include other highly liquid investments with original maturities of 90 days or less.

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7
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IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Reinsurance

IDS Life of New York reinsures a portion of the insurance risks associated with its life and long-term care (LTC) insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. IDS Life of New York evaluates the financial condition of reinsurers to minimize exposure to significant losses from reinsurer insolvencies. IDS Life of New York remains primarily liable as the direct insurer on all risks reinsured.

Generally, IDS Life of New York reinsures 90% of the death benefit liability related to variable universal and term life insurance products. IDS Life of New York typically retains, and is at risk for at most, 10% of each policy's death benefit from the first dollar of coverage for new sales. IDS Life of New York began reinsuring risks at this level during 2002 for term life insurance and 2003 for variable and universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. The maximum amount of life insurance risk retained by IDS Life of New York is normally $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies issued after 1995, IDS Life of New York retained 50% of the risk and ceded the remaining 50% of the risk to General Electric Capital Assurance Company of New York. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on recent term life and LTC policies is reinsured on a coinsurance basis.

IDS Life of New York retains all risk for new claims on disability income contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. IDS Life of New York also retains all accidental death benefit and waiver of premium risk.

Deferred policy acquisition costs

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life and health insurance products. These costs are deferred to the extent they are recoverable from future profits. For annuity and insurance products, DAC are amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For IDS Life of New York's annuity and insurance products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality and morbidity rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. Management monitors other principle DAC assumptions, such as persistency, mortality and morbidity rates, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization while a decrease in amortization percentage will result in a decrease in DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can either be positive or negative in any particular period and is reflected in the period in which such changes are made.

Deferred sales inducement costs

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

Separate account assets and liabilities

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. IDS Life of New York receives fund administrative fees, mortality and expense risk fees, minimum death benefit guarantee fees and cost of insurance charges from the related accounts. IDS Life of New York's major sources of revenue from variable annuities it sells are mortality and expense risk and other fees.

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IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

IDS Life of New York provides contractual mortality assurances to variable annuity contractholders that the net assets of separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life of New York makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life of New York also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life of New York guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums. IDS Life of New York also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as the minimum premium payments are made.

Liabilities for future policy benefits

Fixed annuities and variable annuity guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by IDS Life of New York contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value.

Effective January 1, 2004, liabilities for these variable annuity death benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed. See Application of Recent Accounting Standards section below for further discussion on SOP 03-1.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2004, depending on year of issue, with an average rate of approximately 6.2% at December 31, 2004.

Life and health policies

Liabilities for life insurance claims that have been reported but have not yet been paid (unpaid claim liabilities) are equal to the death benefits payable under the policies. For disability income and long-term care claims, unpaid claim liabilities are equal to benefit amounts due and accrued including the expense of reviewing claims and making benefit payment determinations. Liabilities for claims that have occurred but have not been reported are estimated based on periodic analysis of the actual lag between when a claim occurs and when it is reported. Where applicable, amounts recoverable from other insurers who share in the risk of the products offered (reinsurers) are separately recorded as receivables.

Liabilities for fixed and variable universal life insurance are equal to accumulation values which are the cumulative gross premium payments, credited interest, and fund performance less withdrawals and mortality and expense risk charges.

Liabilities for future benefits on term and whole life insurance are based on the net level premium method, using anticipated premium payments, mortality rates, policy persistency and interest rates earned on the assets supporting the liability. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy premium payments and persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates range from 4% to 10% at December 31, 2004, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are the amounts needed to meet obligations for future claims and are based on the net level premium method, using anticipated premium payments and morbidity, mortality, policy persistency and discount rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated discount rates for disability income policy reserves at December 31, 2004 are 7.5% at policy issue and grade to 5% over 5 years. Anticipated discount rates for long-term care policy reserves at December 31, 2004 are currently 5.9% grading up to 8.9% over 30 years.

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9
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IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Claim reserves are the amounts needed to meet obligations for continuing claim payments on already incurred claims. Claim reserves are calculated based on claim continuance tables which estimate the likelihood that an individual will continue to be eligible for benefits and anticipated interest rates earned on assets supporting the reserves. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 3% to 8% at December 31, 2004, with an average rate of approximately 5.2% at December 31, 2004. IDS Life of New York issues only non-participating life insurance policies, which do not pay dividends to policyholders from the insurers' earnings.

Income taxes

IDS Life of New York's taxable income is included in the consolidated federal income tax return of American Express Company. IDS Life of New York provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Application of recent accounting standards

In June 2004, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1, raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on IDS Life of New York's financial condition or results of operations. See Note 4 and below for further discussion of SOP 03-1.

In July 2003, the American Institute of Certified Public Accountants (AICPA) issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any deferred sales inducement costs associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced the first quarter 2004 results by $2.7 million ($4.2 million pretax). The cumulative effect of accounting change consisted of:
(i) $2.0 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($1.8 million) and from considering these liabilities in valuing DAC and deferred sales inducement costs associated with those contracts ($0.2 million) and (ii) $2.2 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual cost of insurance charges are expected to be less than future death benefits ($2.8 million) and from considering these liabilities in valuing DAC associated with those contracts ($0.6 million offset). Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 to establish and maintain additional liabilities for certain variable annuity guaranteed benefits amounted to $2.8 million (of which $1.8 million was part of the adoption charge discussed earlier) as compared to amounts expensed in 2003 and 2002 of $1.8 million and $1.0 million, respectively. IDS Life of New York's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement. See
Note 4 for a further discussion regarding SOP 03-1.

The AICPA released a series of technical practice aids (TPAs) in September 2004 which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on IDS Life of New York's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it is deemed to be the primary beneficiary which means that it will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

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IDS Life Insurance Company of New York
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The entities considered VIE's under FIN 46 include SLTs for which IDS Life of
New York has an 8% ownership interest in each of two SLT structures which are in the process of being liquidated as of December 31, 2004. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans, which are managed by a related party. However, IDS Life of New York is not required to consolidate the SLTs as it is not the primary beneficiary. As of December 31, 2004, IDS Life of New York's pro rata interest in the underlying portfolio consists of $82.7 million in high-yield loans which have a market value of $83.2 million. IDS Life of New York's maximum exposure to loss as a result of its investments in SLT's is represented by the carrying value which is $22.6 million.

In November 2003, the FASB ratified a consensus on the disclosure provisions of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1). IDS Life of New York complied with the disclosure provisions of this rule in Note 3 to the Financial Statements for the year ended December 31, 2003. In March 2004, the FASB reached a consensus regarding the application of a three-step impairment model to determine whether investments accounted for in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," and other cost method investments are other-than-temporarily impaired. However, with the issuance of FSP EITF 03-1-1 on September 30, 2004, the provisions of the consensus relating to the measurement and recognition of other-than-temporary impairments were deferred pending further clarification from the FASB. The remaining provisions of this rule, which primarily relate to disclosure requirements, are required to be applied prospectively to all current and future investments accounted for in accordance with SFAS No. 115 and other cost method investments. IDS Life of New York will evaluate the potential impact of EITF 03-1 after the FASB completes its reassessment.

2. INVESTMENTS

Available for sale investments

Investments classified as Available-for-Sale at December 31, 2004 are distributed by type as presented below:

                                                                                        Gross           Gross
                                                                         Amortized   Unrealized      Unrealized       Fair
(Thousands)                                                                 Cost        Gains           Losses        Value
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate bonds and obligations                                    $  712,769       $33,335        $(1,686)   $  744,418
   Mortgage and asset-backed securities                                  393,336        11,098           (530)      403,904
   Foreign corporates, government bonds and obligations                  175,381        11,442           (592)      186,231
   Structured investments(a)                                              40,333            --           (558)       39,775
   State and municipal obligations                                         5,995            28           (159)        5,864
   U.S. Government agency obligations                                     18,447           142            (40)       18,549
------------------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities                                        1,346,261        56,045         (3,565)    1,398,741
Preferred and common stocks                                                2,000            82             --         2,082
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                 $1,348,261       $56,127        $(3,565)   $1,400,823
====================================================================================================================================

(a) Includes unconsolidated CDOs and SLTs.

Investments classified as Available-for-Sale at December 31, 2003 are distributed by type as presented below:

                                                                                        Gross           Gross
                                                                         Amortized   Unrealized      Unrealized       Fair
(Thousands)                                                                 Cost        Gains           Losses        Value
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate bonds and obligations                                    $  670,575       $35,469        $(2,792)   $  703,252
   Mortgage and asset-backed securities                                  405,743        13,064           (578)      418,229
   Foreign corporates, government bonds and obligations                  143,875         8,919         (1,142)      151,652
   Structured investments(a)                                              59,331            --           (919)       58,412
   State and municipal obligations                                         5,995            30           (192)        5,833
   U.S. Government agency obligations                                      3,426           128             --         3,554
------------------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities                                        1,288,945        57,610         (5,623)    1,340,932
Preferred and common stocks                                                2,000            70             --         2,070
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                 $1,290,945       $57,680        $(5,623)   $1,343,002
====================================================================================================================================

(a) Includes unconsolidated CDOs and SLTs.

--------------------------------------------------------------------------------
11

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(Thousands)                                               Less than 12 months       12 months or more             Total
------------------------------------------------------------------------------------------------------------------------------------
                                                          Fair     Unrealized       Fair    Unrealized      Fair    Unrealized
Description of securities:                                Value      Losses         Value     Losses        Value     Losses
------------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                               $110,355   $  (815)       $29,451   $  (871)     $139,806   $(1,686)
Mortgage and other asset-backed securities                43,776      (486)         5,607       (44)       49,383      (530)
State and municipal obligations                               --        --          3,843      (159)        3,843      (159)
Structured investments                                        --        --         17,165      (558)       17,165      (558)
U.S. Government agencies                                   4,944       (40)            --        --         4,944       (40)
Foreign corporate debt securities                         29,093      (245)        21,196      (304)       50,289      (549)
Foreign government bonds and obligations                      97        (3)           767       (40)          864       (43)
------------------------------------------------------------------------------------------------------------------------------------
Total                                                   $188,265   $(1,589)       $78,029   $(1,976)     $266,294   $(3,565)
====================================================================================================================================

In evaluating potential other-than-temporary impairments, IDS Life of New York considers the extent to which amortized costs exceeds fair value and the duration and size of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to cost as of December 31, 2004:

(Millions, except
number of securities)         Less than 12 months                  12 months or more                         Total
------------------------------------------------------------------------------------------------------------------------------------
                                               Gross                              Gross                               Gross
Ratio of Fair Value    Number of             Unrealized   Number of             Unrealized    Number of             Unrealized
to Amortized Cost      Securities Fair Value    Losses    Securities Fair Value   Losses      Securities Fair Value   Losses
------------------------------------------------------------------------------------------------------------------------------------
95% - 100%                 95        $188       $(2)           26        $78       $ (2)         121         $266      $ (4)
90% - 95%                  --          --        --            --         --         --           --           --        --
80% - 90%                  --          --        --             1         --         --            1           --        --
Less than 80%               1          --        --            --         --         --            1           --        --
------------------------------------------------------------------------------------------------------------------------------------
Total                      96        $188       $(2)           27        $78       $ (2)         123         $266      $ (4)
------------------------------------------------------------------------------------------------------------------------------------

Substantially all of the gross unrealized losses on the securities are attributable to changes in interest rates. Credit spreads and specific credit events associated with individual issuers can also cause unrealized losses although these impacts are not significant as of December 31, 2004. As noted in the table above, the unrealized loss relates to securities that have a fair value to cost ratio of 95% or above resulting in an overall 99% ratio of fair value to cost for all securities with an unrealized loss. The holding with the largest unrealized loss relates to the retained interest in a CDO securitization trust which has $0.6 million of the $2.0 million in unrealized losses for securities with an unrealized loss for twelve months or more and a fair value to cost ratio in the 95-100% category. With regard to this security, IDS Life of New York estimates future cash flows through maturity (2014) on a quarterly basis using judgment as to the amount and timing of cash payments and defaults and recovery rates of the underlying investments. These cash flows support full recovery of IDS Life of New York's carrying value related to the retained interest in the CDO securitization trust as of December 31, 2004. The remaining unrealized losses in the other categories are not concentrated in any individual industries or with any individual securities.

IDS Life of New York monitors the investments and metrics discussed above on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding IDS Life of New York's policy for determining when an investment's decline in value is other-than-temporary. Additionally, IDS Life of New York has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2004.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification for realized (gains) losses) and (iii) other items primarily consisting of adjustments in assets and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately.

--------------------------------------------------------------------------------
12

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The following is a distribution of investments classified as Available-for-Sale securities by maturity as of December 31, 2004:

                                                         Amortized       Fair
(Thousands)                                                 Cost        Value
--------------------------------------------------------------------------------
Due within 1 year                                     $   26,486    $   28,482
Due after 1 year through 5 years                         143,528       150,620
Due after 5 years through 10 years                       649,942       677,348
Due after 10 years                                        92,636        98,612
--------------------------------------------------------------------------------
                                                         912,592       955,062
Mortgage and asset-backed securities                     393,336       403,904
Structured investment                                     40,333        39,775
Preferred and common stocks                                2,000         2,082
--------------------------------------------------------------------------------
Total                                                 $1,348,261    $1,400,823
================================================================================

The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as preferred and common stocks, were not included in the maturities distribution.

At December 31, 2004 and 2003, bonds carried at $293 thousand and $295 thousand, respectively, were on deposit with the State of New York as required by law.

At December 31, 2004 and 2003, fixed maturity securities comprised approximately 89 percent of IDS Life of New York's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $63 million and $72 million of securities at December 31, 2004 and 2003, which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities (excluding net unrealized appreciation and depreciation) are presented using S&P's convention and if the two agency's ratings differ, the lower rating is used. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                      2004          2003
--------------------------------------------------------------------------------
AAA                                                          32%           34%
AA                                                            3             2
A                                                            25            24
BBB                                                          31            31
Below investment grade                                        9             9
--------------------------------------------------------------------------------
   Total                                                    100%          100%
--------------------------------------------------------------------------------

At December 31, 2004 and 2003, approximately 51 percent and 89 percent, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than ten percent of stockholder's equity.

The table below includes sales, maturities and purchases of investments classified as Available-for-Sale for the years ended December 31:

(Thousands)                                 2004           2003          2002
--------------------------------------------------------------------------------
Sales                                    $ 92,583       $488,168      $215,680
Maturities                               $128,099       $139,530      $198,972
Purchases                                $278,401       $718,910      $590,944
--------------------------------------------------------------------------------

Included in net realized gains and losses are gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale as noted in the following table for the years ended December 31:

(Thousands)                                 2004           2003          2002
--------------------------------------------------------------------------------
Gross realized gains from sales            $2,224        $15,397       $ 7,129
Gross realized losses from sales           $ (392)       $(8,271)      $(6,779)
Other-than-temporary impairments           $   --        $(7,125)      $(8,482)
--------------------------------------------------------------------------------

As of December 31, 2004, IDS Life of New York's structured investments, which are classified as Available-for-Sale, include interests in CDOs. CDOs are investments backed by high-yield bonds or loans and are not readily marketable. IDS Life of New York invested in CDOs as part of its overall investment strategy in order to offer competitive rates to insurance and annuity contractholders.

During 2001, IDS Life of New York placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $22.0 million, into a securitization trust. In return, IDS Life of New York received $2.9 million in cash (excluding transaction expense) relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $19.1 million. As of December 31, 2004, the retained interests had a carrying value of $17.2 million, of which $12.7 million is considered investment grade and are accounted for in accordance with EITF Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." One of the results of this transaction is that increases and decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.
--------------------------------------------------------------------------------
13

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Mortgage loans on real estate

Mortgage loans are first mortgages on real estate. IDS Life of New York holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2004 and 2003 was not material.

The following is a summary of mortgage loans on real estate at December 31:

(Thousands)                                                2004           2003
--------------------------------------------------------------------------------
Mortgage loans on real estate                           $168,515      $160,079
Mortgage loans on real estate reserves                     2,297         1,498
--------------------------------------------------------------------------------
Net mortgage loans                                      $166,218      $158,581
--------------------------------------------------------------------------------

At December 31, 2004 and 2003, IDS Life of New York's recorded investment in impaired mortgage loans on real estate was $nil. During 2004 and 2003, the average recorded investment in impaired mortgage loans on real estate was $nil and $295 thousand, respectively. IDS Life of New York recognized $nil of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2004, 2003 and 2002, respectively.

The balances of and changes in the total reserve for mortgage loan losses as of and for the years ended December 31, are as follows:

(Thousands)                                 2004           2003          2002
--------------------------------------------------------------------------------
Balance, January 1                         $1,498         $1,157          $805
Provision for mortgage loan losses            799            341           352
--------------------------------------------------------------------------------
Balance, December 31                       $2,297         $1,498        $1,157
--------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

                                December 31, 2004         December 31, 2003
--------------------------------------------------------------------------------
(Thousands)                  On Balance     Funding     On Balance    Funding
Region                          Sheet     Commitments      Sheet    Commitments
--------------------------------------------------------------------------------
West North Central            $ 12,728        $--       $ 12,728       $ 3,850
East North Central              42,084         --         38,402         5,575
South Atlantic                  18,637         --         23,313            --
Middle Atlantic                 21,738         --         11,941         2,800
Pacific                         20,527         --         26,213            --
Mountain                        32,093         --         29,395         2,700
New England                     10,496         --          7,272            --
West South Central               3,874         --          3,861           100
East South Central               6,338         --          6,954            --
--------------------------------------------------------------------------------
                               168,515         --        160,079        15,025
Less reserves for losses         2,297         --          1,498            --
--------------------------------------------------------------------------------
Total                         $166,218        $--       $158,581       $15,025
================================================================================

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

                                  December 31, 2004           December 31, 2003
--------------------------------------------------------------------------------
(Thousands)                  On Balance     Funding     On Balance    Funding
Property type                   Sheet     Commitments      Sheet    Commitments
--------------------------------------------------------------------------------
Apartments                    $ 34,608        $--       $ 42,719       $ 2,100
Department/retail stores        48,035         --         39,426         9,350
Office buildings                42,695         --         32,303         3,575
Industrial buildings            25,880         --         25,897            --
Nursing/retirement                  --         --          3,525            --
Mixed Use                        1,355         --          1,394            --
Hotels/Motels                    5,516         --          2,994            --
Other                            3,627         --          3,700            --
Medical buildings                6,799         --          8,121            --
--------------------------------------------------------------------------------
                               168,515         --        160,079        15,025
Less reserves for losses         2,297         --          1,498            --
--------------------------------------------------------------------------------
Total                         $166,218        $--       $158,581       $15,025
================================================================================

--------------------------------------------------------------------------------
14

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Sources of investment income and realized (losses) gains on investments

Net investment income for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------
Income on fixed maturity securities                                                    $73,139        $76,491       $71,665
Income on mortgage loans on real estate                                                 10,535          8,830         9,483
Other investments                                                                        3,850          3,272         3,890
------------------------------------------------------------------------------------------------------------------------------
                                                                                        87,524         88,593        85,038
Less investment expenses                                                                 1,489          1,476           862
------------------------------------------------------------------------------------------------------------------------------
Total                                                                                  $86,035        $87,117       $84,176
==============================================================================================================================

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------
Fixed maturities                                                                       $ 1,832          $   1       $(8,132)
Mortgage loans on real estate                                                           (1,256)          (341)         (352)
Other                                                                                       (1)             2             3
------------------------------------------------------------------------------------------------------------------------------
Total                                                                                  $   575          $(338)      $(8,481)
==============================================================================================================================

3. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, were:

(Thousands)                                                                              2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------
Balance, January 1,                                                                   $178,641       $164,234      $153,684
SOP 03-1 adoption impact                                                                   (14)            --            --
Capitalization of expenses                                                              24,447         23,927        30,327
Amortization                                                                           (10,489)        (8,479)      (16,944)
Change in unrealized investment gains and losses                                        (2,037)        (1,041)       (2,833)
------------------------------------------------------------------------------------------------------------------------------
Balance, December 31,                                                                 $190,548       $178,641      $164,234
==============================================================================================================================

4. VARIABLE ANNUITY GUARANTEES AND SALES INDUCEMENT COSTS

The majority of the variable annuity contracts offered by IDS Life of New York contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life of New York has established additional liabilities for these variable annuity death benefits under SOP 03-1. IDS Life of New York has not established additional liabilities for other insurance or annuitization guarantees for which the risk is currently immaterial.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

The majority of the GMDB contracts provide for six year reset contract values. In determining the additional liabilities for variable annuity death benefits, IDS Life of New York projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

--------------------------------------------------------------------------------
15

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The following provides summary information related to variable annuity contracts for which IDS Life of New York has established additional liabilities for death benefits as of December 31:

---------------------------------------------------------------------------------------------------------------------------
Variable Annuity GMDB by Benefit Type                                                                2004             2003
(Dollar amounts in millions)
---------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium     Total Contract Value                      $   77.6         $   79.9
                                                        Contract Value in Separate Accounts       $   51.0         $   53.4
                                                        Net Amount at Risk*                       $    0.7         $    0.1
                                                        Weighted Average Attained Age                   58               58
---------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Six Year Reset        Total Contract Value                      $1,621.4         $1,451.2
                                                        Contract Value in Separate Accounts       $1,325.7         $1,181.9
                                                        Net Amount at Risk*                       $   73.8         $  120.9
                                                        Weighted Average Attained Age                   60               60
---------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet      Total Contract Value                      $   66.3         $   43.0
                                                        Contract Value in Separate Accounts       $   56.1         $   34.3
                                                        Net Amount at Risk*                       $     --         $     --
                                                        Weighted Average Attained Age                   57               57
---------------------------------------------------------------------------------------------------------------------------
Contracts with Other GMDB                               Total Contract Value                      $    3.0         $    0.1
                                                        Contract Value in Separate Accounts       $    1.3         $     --
                                                        Net Amount at Risk*                       $     --         $     --
                                                        Weighted Average Attained Age                   64               64
---------------------------------------------------------------------------------------------------------------------------

* Represents current death benefit less total contract value for GMDB, and assumes the actuarially remote scenario that all claims become payable on the same day.

---------------------------------------------------------------------------------------------------------------------------
Additional Liabilities and Incurred Benefits                                                          GMDB
---------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2004                Liability balance at January 1                    $1.8
                                                    Reported claims                                   $1.2
                                                    Liability balance at December 31                  $1.6
                                                    Incurred claims (reported + change in liability)  $1.0
---------------------------------------------------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contract holder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. Deferred sales inducement costs were $6.2 million and $5.7 million at December 31, 2004 and 2003, respectively. These costs were previously included in DAC and were reclassified as part of the adoption of SOP 03-1. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. IDS Life of New York capitalized $1.7 million and $2.2 million for the years ended December 31, 2004 and 2003, respectively. IDS Life of New York amortized $0.9 million and $0.6 million for the years ended December 31, 2004 and 2003, respectively.

5. INCOME TAXES

IDS Life of New York qualifies as a life insurance company for federal income tax purposes. As such, IDS Life of New York is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision included in the Statements of Income for the years ended December 31 were as follows:

(Thousands)                                                                              2004           2003          2002
--------------------------------------------------------------------------------------------------------------------------------
Federal income taxes:
   Current                                                                             $12,716        $10,056       $11,383
   Deferred                                                                              2,583          3,870         1,851
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        15,299         13,926        13,234
State income taxes-current                                                               1,347          1,360         1,068
--------------------------------------------------------------------------------------------------------------------------------
Income tax provision including accounting change                                       $16,646        $15,286       $14,302
================================================================================================================================

--------------------------------------------------------------------------------
16

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

A reconciliation of the expected federal income tax provision using the U.S. federal statutory rate of 35% to IDS Life of New York's actual income tax provision for the years ended December 31 were as follows:

(Thousands)                                                        2004                   2003                    2002
--------------------------------------------------------------------------------------------------------------------------------
Combined tax at U.S.statutory rate                         $18,083     35.0%       $16,175     35.0%       $14,467     35.0%
Tax-exempt interest and dividend income                     (1,260)    (2.5)          (803)    (1.7)          (230)    (0.6)
State income taxes, net of federal benefit                     875      1.7            884      1.9            694      1.7
All other                                                   (1,052)    (2.0)          (970)    (2.1)          (629)    (1.5)
--------------------------------------------------------------------------------------------------------------------------------
Income tax provision before accounting change              $16,646     32.2%       $15,286     33.1%       $14,302     34.6%
================================================================================================================================

A portion of IDS Life of New York's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account". At December 31, 2004, IDS Life of New York had a policyholders' surplus account balance of $798 thousand. The American Jobs Creation Act of 2004, which was enacted on October 22, 2004, provided a two-year suspension of the tax on policyholders' surplus account distribution. IDS Life of New York is evaluating making distributions which will not be subject to tax under the two-year suspension. Previously the policyholders' surplus account was only taxable if dividends to shareholders' surplus account and/or if IDS Life of New York is liquidated. Deferred taxes of $279 thousand have not been established because no distributions of such amounts are contemplated.

Deferred income tax provision (benefit) results from differences between assets and liabilities measured for financial reporting and for income tax return purposes. The significant components of IDS Life of New York's deferred tax assets and liabilities as of December 31, 2004 and 2003 are reflected in the following table:

(Thousands)                                                                                             2004          2003
----------------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
   Policy reserves                                                                                    $59,186      $ 55,640
   Other investments                                                                                    9,087        12,388
   Other                                                                                                2,463            --
----------------------------------------------------------------------------------------------------------------------------------
Total deferred income tax assets                                                                       70,736        68,028
----------------------------------------------------------------------------------------------------------------------------------

Deferred income tax liabilities:
   Deferred policy acquisition costs                                                                   56,270        53,251
   Deferred taxes related to net unrealized securities gains                                           18,397        16,819
   Other                                                                                                   22            --
----------------------------------------------------------------------------------------------------------------------------------
Total deferred income tax liabilities                                                                  74,689        70,070
----------------------------------------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                                                   $(3,953)      $(2,042)
==================================================================================================================================

IDS Life of New York is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that IDS Life of New York will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

6. STATUTORY CAPITAL AND SURPLUS

Statutory capital and surplus available for distribution or dividends to IDS Life are limited to IDS Life of New York's surplus as determined in accordance with accounting practices prescribed by the State of New York. IDS Life of New York's statutory unassigned surplus aggregated $174.8 million and $166.4 million as of December 31, 2004 and 2003, respectively. Dividends in excess of $22.5 million would require approval of the Department of Insurance of the State of New York.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------------
Statutory net income                                                                  $ 34,718       $ 25,295      $ 13,053
Statutory capital and surplus                                                          227,022        218,649       212,901

--------------------------------------------------------------------------------
17

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

7. RELATED PARTY TRANSACTIONS

IDS Life of New York participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life of New York's share of the total net periodic pension cost was $47 thousand, $30 thousand, and $30 thousand in 2004, 2003, and 2002, respectively.

IDS Life of New York also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2004, 2003, and 2002 were $170 thousand, $145 thousand, and $127 thousand, respectively.

IDS Life of New York participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. Costs of these plans charged to operations in 2004, 2003, and 2002 were $nil.

IDS Life of New York has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2004, 2003, and 2002, which are calculated on the basis of commission earnings of the individual financial advisors, were $148 thousand, $468 thousand, and $199 thousand, respectively. Such costs are included in deferred policy acquisition costs.

IDS Life of New York maintains a "Persistency Payment Plan". Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 2004, 2003, and 2002 were $nil. Such costs are included in deferred policy acquisition costs.

Charges by IDS Life and AEFC for the use of joint facilities, marketing services, technology support and other services aggregated $17.8 million, $17.6 million, and $23.2 million, for 2004, 2003, and 2002, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life of New York may not be reflective of expenses that would have been incurred by IDS Life of New York on a stand-alone basis.

Included in other liabilities at December 31, 2004 and 2003 are payables of $2.6 million and $1.2 million respectively, to IDS Life for federal income taxes.

8. LINES OF CREDIT

IDS Life of New York has an available line of credit with AEFC of $25 million. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2004 or 2003.

9. REINSURANCE

At December 31, 2004, 2003, and 2002, traditional life and universal life insurance in force aggregated $8.3 billion, $7.5 billion and $7.0 billion, respectively, of which $2.7 billion, $1.9 billion, and $1.1 billion, was reinsured at the respective year-ends. IDS Life of New York also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $7.3 million, $6.3 million, and $6.6 million and reinsurance recovered from reinsurers amounted to $1.8 million, $131 thousand, and $511 thousand, for the years ended December 31, 2004, 2003, and 2002, respectively. Reinsurance contracts do not relieve IDS Life of New York from its primary obligation to policyholders. As of December 31, 2004, life insurance inforce was reported on a statutory basis, which is reflective of accumulation values.

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IDS Life Insurance Company of New York
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10. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, DAC and deferred sales inducement costs are specifically excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments". The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2004 and 2003 and require management judgment. These figures may not be indicative of their future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life of New York, therefore, cannot be estimated by aggregating the amounts presented. The following table discloses fair value information for financial instruments as of December 31:

                                                                                   2004                         2003
---------------------------------------------------------------------------------------------------------------------------------
                                                                          Carrying       Fair           Carrying      Fair
(Thousands)                                                                Amount        Value           Amount       Value
---------------------------------------------------------------------------------------------------------------------------------
Financial Assets
Investments                                                             $1,400,823  $1,400,823        $1,343,002 $1,343,002
Mortgage loans on real estate                                              166,218     173,426           158,581    166,091
Cash and cash equivalents                                                   25,176      25,176            13,615     13,615
Separate account assets                                                  1,681,670   1,681,670         1,443,767  1,443,767

Financial Liabilities
Fixed annuities                                                         $1,035,400  $1,003,055        $  971,122 $  932,821
Separate account liabilities                                             1,448,609   1,396,660         1,246,413  1,201,081
---------------------------------------------------------------------------------------------------------------------------------

The following methods were used to estimate the fair values of financial assets and financial liabilities.

Financial assets

Generally, investments are carried at fair value on the Balance Sheets. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are recognized when management determines that a decline in value is other-than-temporary. See Note 2 for carrying value and fair value information regarding investments.

For variable rate loans that reprice within a year where there has been no significant change in counterparties' creditworthiness, fair values approximate carrying value.

The fair values (mortgage loans on real estate), except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans on collateral values.

Separate account assets are carried at fair value on the Balance Sheets.

The carrying values of cash and cash equivalents approximate fair value due to the short-term nature of these investments.

Financial liabilities

The fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges and loans. For annuities in payout status, fair value is estimated using discounted cash flows, based on current interest rates. The fair value of these reserves excludes life insurance related elements of $97.4 million and $98.4 million at December 31, 2004 and 2003, respectively.

The fair values of separate account liabilities, after excluding life insurance-related elements of $233.1 million and $197.4 million at December 31, 2004 and 2003, respectively, are estimated as the accumulated value less applicable surrender charges.

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IDS Life Insurance Company of New York
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11. COMMITMENTS AND CONTINGENCIES

At December 31, 2004 and 2003, IDS Life of New York had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales of B shares. IDS Life Insurance Company of New York has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life of New York is involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life of New York believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life of New York believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on IDS Life's of New York financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines IDS Life of New York's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years and in February of 2005 began the exam of the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on IDS Life of New York's financial position as a result of these audits.

12. SUBSEQUENT EVENTS

On February 1, 2005, the American Express Company announced plans to pursue a tax-free spin-off of the common stock of American Express Company's AEFC unit through a special dividend to American Express common shareholders. The final transaction, which is subject to certain conditions including receipt of a favorable tax ruling and approval by American Express Company's Board of Directors, is expected to close in the third quarter of 2005.

Also, on February 1, 2005, A.M. Best placed IDS Life of New York's financial strength rating of "A+" under review with negative implications, Moody's affirmed IDS Life of New York's financial strength rating at "Aa3" and Fitch lowered IDS Life of New York's financial strength rating to "AA-" and placed them on "Rating Watch Negative" following American Express Company's announcement that it intends to spin-off its full ownership of AEFC, the holding company for IDS Life of New York. In connection with the spin-off, American Express Company intends to provide additional capital to IDS Life of New York to confirm its current financial strength ratings.

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IDS Life Insurance Company of New York
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13. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------------
Net income, per accompanying financial statements                                    $  35,018      $  30,928     $  27,033
Deferred policy acquisition costs                                                       (8,660)       (16,185)      (14,624)
Adjustments of future policy benefit liabilities                                        (3,933)         5,849         8,845
Deferred income tax expense                                                              4,051          3,870         1,851
Provision for losses on investments                                                        800            341           352
Interest maintenance reserves gain/loss transfer and amortization                         (453)        (5,343)       (2,178)
Adjustment to separate account reserves                                                  4,221          6,779        (7,940)
Other, net                                                                               3,675           (944)         (286)
----------------------------------------------------------------------------------------------------------------------------------
Statutory-basis net income                                                           $  34,718      $  25,295     $  13,053
==================================================================================================================================

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------------
Stockholder's equity, per accompanying financial statements                          $ 401,139      $ 388,871     $ 381,855
Deferred policy acquisition costs                                                     (190,548)      (178,641)     (164,234)
Deferred sales inducements                                                              (6,186)        (5,716)       (4,137)
Adjustments of future policy benefit liabilities                                        41,458         31,857        21,826
Deferred income tax liabilities                                                         58,467         59,129        58,381
Asset valuation reserve                                                                (11,133)        (7,349)       (8,112)
Adjustments of separate account liabilities                                             60,737         56,516        49,737
Adjustments of investments to amortized cost                                           (52,563)       (52,048)      (57,035)
Premiums due, deferred and in advance                                                    1,063          1,187         1,317
Deferred revenue liability                                                               4,457          4,584         4,901
Reserves for mortgage loan losses                                                        2,298          1,498         1,157
Non-admitted assets                                                                    (49,031)       (54,071)      (53,448)
Interest maintenance reserve                                                            (5,459)        (5,007)          337
Reinsurance ceded reserves                                                             (29,025)       (22,084)      (18,151)
Other, net                                                                               1,348            (77)       (1,493)
----------------------------------------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                                                  $ 227,022      $ 218,649     $ 212,901
==================================================================================================================================

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[AMERICAN EXPRESS logo]

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

S-6185 L (4/05)